June 30, 2000 www.kineticsfunds.com




              SEMI-ANNUAL REPORT

              The Internet Fund

              The Internet Emerging Growth Fund

              The Internet Infrastructure Fund

              The Internet Global Growth Fund

              The Internet New Paradigm Fund

              The Medical Fund

              The Middle East Growth Fund

              The Small Cap Opportunities Fund

              The Kinetics Government Money Market Fund




                       [KINETICS MUTUAL FUNDS, INC. LOGO]

 KINETICS MUTUAL FUNDS, INC.
 TABLE OF CONTENTS
 June 30, 2000

                                                              PAGE
                                                              ----
Shareholder's Letter........................................    2
  Market Commentary.........................................    4
KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
  Statement of Assets and Liabilities.......................    6
  Statement of Operations...................................    9
  Statement of Changes in Net Assets........................   12
  Notes to the Financial Statements.........................   16
  Financial Highlights......................................   24
  Changes in Independent Accountant.........................   31
KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
  Portfolio of Investments The Internet Portfolio...........   32
  Portfolio of Investments The Internet Emerging Growth
     Portfolio..............................................   36
  Portfolio of Investments The Internet Infrastructure
     Portfolio..............................................   39
  Portfolio of Investments The Internet Global Growth
     Portfolio..............................................   41
  Portfolio of Investments The New Paradigm Portfolio.......   48
  Portfolio of Investments The Medical Portfolio............   51
  Portfolio of Investments The Middle East Growth
     Portfolio..............................................   54
  Portfolio of Investments The Small Cap Opportunities
     Portfolio..............................................   57
  Portfolio of Investments The Kinetics Government Money
     Market Portfolio.......................................   60
  Portfolio of Options Written The Internet Portfolio.......   61
  Portfolio of Options Written The Internet Infrastructure
     Portfolio..............................................   62
  Statement of Assets and Liabilities.......................   63
  Statement of Operations...................................   66
  Statement of Changes in Net Assets........................   69
  Notes to the Financial Statements.........................   72

 KINETICS MUTUAL FUNDS, INC.
 SHAREHOLDERS' LETTER
 June 30, 2000

     Dear Fellow Shareholders:

     We are pleased to present the Kinetics Mutual Funds semi-annual report for the period ended June 30, 2000. Much has happened in the last six months. Our fund family has grown steadily from its beginnings with our flagship, The Internet Fund, launched in 1996, to our encore offering in 1999, The Medical Fund, to our current total of nine Kinetics fund portfolios. As always, we thank our investors for their interest and response and will strive to continue to provide our shareholders, who now number over 150,000, with innovative investment products and rewarding investment returns. We are gratified that Strategic Insight, an independent mutual fund research organization, cited Kinetics as the fastest growing investment management organization in the country in 1999.

     THE INTERNET FUND has provided investors with one of the first opportunities to participate in the early stages of the Internet's dramatic growth, and THE MEDICAL FUND offers a unique exposure to investing in scientific discovery within the exciting field of medical research and the development of cancer treatments and therapies.

     During the first half of 2000, we successfully launched four new Internet-related funds that provide Kinetics shareholders with a greater variety of choice in this emerging investment arena. THE INTERNET INFRASTRUCTURE FUND is dedicated to those companies that stand to prosper from the ongoing build-out of the Net's foundation. THE INTERNET EMERGING GROWTH FUND zeroes in on the early life cycle companies that are positioned on the edge of the curve in this dynamic and growing sector. THE INTERNET GLOBAL GROWTH FUND targets early stage opportunities available in the Internet arena overseas. THE INTERNET NEW PARADIGM FUND is in a more traditional fund category, large cap growth, but with a non-traditional approach of investing in blue chip companies poised to turn the growth of the Internet to their advantage

     Kinetics has recently added three additional funds to provide an even greater array of choices for our shareholders. THE SMALL CAP OPPORTUNITIES FUND provides a unique focus on under-followed and special situation stocks, THE MIDDLE EAST GROWTH FUND offers a way to participate in the potential growth in the economies of that region as progress is made toward peace, and THE KINETICS GOVERNMENT MONEY MARKET FUND provides our shareholders with a convenient short-term investment option.

     We continue to reach out to our shareholders on a regular basis to provide timely and insightful information regarding Kinetics Funds, via our website www.kineticsfunds.com. It provides a broad array of information, including portfolio holdings, investment commentary, newsflashes, performance data and on-line access to account information.

     We thank you for your confidence and look forward to continuing to provide you with products and services that will assist you in achieving your investment goals.

   /s/ Steven R. Samson
     Steven R. Samson
     President
     Kinetics Mutual Funds, Inc.

 KINETICS MUTUAL FUNDS, INC.
 MARKET COMMENTARY
 June 30, 2000

     The first six months of 2000 have been extremely turbulent for global markets in general, and for the technology markets in particular. The substantial rise of Internet and biotechnology stocks in January and February, in the face of rising interest rates and with uncertainty surrounding the Fed's decisions to raise interest rates, was quite exceptional, as was the decline in many of these securities in the months that followed. While we believe that some technology and biotechnology shares had overextended their values, we were dismayed by the general decline in the shares of securities with liquid balance sheets, strong financial backing and sound business models.

     Although share prices have declined, we believe the prospects of the securities held by the Funds, as well as their financial results, are still improving. In particular, we have witnessed incredible growth in certain sectors, namely wireless technology, international development of the Internet and in medical science and cancer research with the mapping of the human genome. We believe the markets will recognize the financial strength and market leadership of many companies in these sectors in the future.

     Kinetics Asset Management's objective has always been to pursue growth while attempting to mitigate financial risk, which we believe is the best protection against erosion of shareholder value over time. With respect to the vast business opportunities that are available to the companies whose shares are held by the Funds, possession of adequate capital is the essential tool by which these companies can exploit such opportunities. We will continue to emphasize companies with capital strength, and will add to these investments when periodic investor pessimism presents the Funds with an opportunity to do so.

     In addition, we seek to invest in companies with proprietary products that have defensible barriers to entry against external competition. Whether a company's business is focused on building the Internet's infrastructure, creating content and interactive media or researching new cancer treatments, all investments in the Funds must demonstrate the ability to differentiate their businesses and to exploit large and growing markets while protecting against competition.

     While the markets may continue to exhibit volatility in the short-term, we believe the Funds are well positioned to benefit from the long-term growth made possible by recent technological developments.

     Finally, we continue to invest in companies that we believe will endure and grow substantially in the future, and look forward to assisting our shareholders in meeting their investment goals.

   /s/ Peter B. Doyle
     Peter B. Doyle
     Chief Investment Strategist
     Kinetics Asset Management, Inc.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2000 (Unaudited)

                                                              THE INTERNET    THE INTERNET
                                               THE INTERNET     EMERGING     INFRASTRUCTURE
                                                   FUND       GROWTH FUND         FUND
-------------------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios,
    at value*................................  $936,131,345   $10,499,093     $19,093,647
  Receivable for Fund shares sold............     2,418,128         1,430           2,000
  Receivable from Advisor....................        61,853        16,618          24,870
  Prepaid expenses and other assets..........        54,767         5,922          29,307
                                               ------------   -----------     -----------
      Total assets...........................   938,666,093    10,523,063      19,149,824
                                               ------------   -----------     -----------
LIABILITIES:
  Payable for service fee....................       194,841         2,263           4,078
  Payable for Fund shares repurchased........     1,479,676         4,397          28,655
  Accrued expenses and other liabilities.....     1,652,373         2,934          48,126
                                               ------------   -----------     -----------
      Total liabilities......................     3,326,890         9,594          80,859
                                               ------------   -----------     -----------
    Net assets...............................  $935,339,203   $10,513,469     $19,068,965
                                               ============   ===========     ===========
NET ASSETS CONSIST OF:
  Paid in capital............................   884,860,807    17,550,905      25,755,650
  Undistributed net investment loss..........    (9,494,132)      (22,145)        (47,553)
  Undistributed net realized gain (loss) on
    investments, options and foreign
    currency.................................    43,350,006    (1,094,588)       (836,125)
  Net unrealized appreciation
    (depreciation)...........................    16,622,522    (5,920,703)     (5,803,007)
                                               ------------   -----------     -----------
    Net assets...............................  $935,339,203   $10,513,469     $19,068,965
                                               ============   ===========     ===========
  Shares outstanding (1,000,000,000 shares
    authorized, $0.001 par value)............    26,133,761     1,490,480       2,271,461
  Net Asset Value, Redemption Price and
    Offering Price per share.................  $      35.79   $      7.05     $      8.40
                                               ============   ===========     ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2000 (Unaudited)

                                             THE INTERNET    THE INTERNET
                                             GLOBAL GROWTH   NEW PARADIGM   THE MEDICAL
                                                 FUND            FUND          FUND
---------------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios,
    at value*..............................   $21,909,866     $3,100,915    $48,617,040
  Receivable for Fund shares sold..........         3,150             --         38,183
  Receivable from Advisor..................        23,043          3,039         40,700
  Prepaid expenses and other assets........       126,330          2,944          6,435
                                              -----------     ----------    -----------
      Total assets.........................    22,062,389      3,106,898     48,702,358
                                              -----------     ----------    -----------
LIABILITIES:
  Payable for service fee..................         4,654            655          8,824
  Payable for Fund shares repurchased......       125,978            939         14,488
  Accrued expenses and other liabilities...        16,933          2,962         45,895
                                              -----------     ----------    -----------
      Total liabilities....................       147,565          4,556         69,207
                                              -----------     ----------    -----------
    Net assets.............................   $21,914,824     $3,102,342    $48,633,151
                                              ===========     ==========    ===========
NET ASSETS CONSIST OF:
  Paid in capital..........................    29,269,944      3,480,193     39,860,513
  Undistributed net investment income
    (loss).................................       929,209         (6,121)      (162,384)
  Undistributed net realized gain (loss) on
    investments, options and foreign
    currency...............................      (723,998)      (360,623)       334,029
  Net unrealized appreciation
    (depreciation).........................    (7,560,331)       (11,107)     8,600,993
                                              -----------     ----------    -----------
    Net assets.............................   $21,914,824     $3,102,342    $48,633,151
                                              ===========     ==========    ===========
  Shares outstanding (1,000,000,000 shares
    authorized, $0.001 par value)..........     2,388,063        347,915      2,512,056
  Net Asset Value, Redemption Price and
    Offering Price per share...............   $      9.18     $     8.92    $     19.36
                                              ===========     ==========    ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2000 (Unaudited)

                                                              THE SMALL CAP     THE KINETICS
                                            THE MIDDLE EAST   OPPORTUNITIES   GOVERNMENT MONEY
                                              GROWTH FUND         FUND          MARKET FUND
----------------------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios,
    at value*.............................     $269,353         $206,951        $11,259,918
  Receivable from Advisor.................        2,599              912              4,204
  Prepaid expenses and other assets.......          651            1,366                889
                                               --------         --------        -----------
      Total assets........................      272,603          209,229         11,265,011
                                               --------         --------        -----------
LIABILITIES:
  Payable for service fee.................           54               39              8,424
  Dividends payable.......................           --               --            147,501
  Accrued expenses and other
    liabilities...........................        5,119            5,103             34,129
                                               --------         --------        -----------
      Total liabilities...................        5,173            5,142            190,054
                                               --------         --------        -----------
    Net assets............................     $267,430         $204,087        $11,074,957
                                               ========         ========        ===========
NET ASSETS CONSIST OF:
  Paid in capital.........................      304,930          199,699         11,074,957
  Undistributed net investment income
    (loss)................................         (548)             688                 --
  Undistributed net realized loss on
    investments, options and foreign
    currency..............................      (22,400)          (3,163)                --
  Net unrealized appreciation
    (depreciation)........................      (14,552)           6,863                 --
                                               --------         --------        -----------
    Net assets............................     $267,430         $204,087        $11,074,957
                                               ========         ========        ===========
  Shares outstanding (1,000,000,000 shares
    authorized, $0.001 par value).........       31,755           19,949         11,074,957
  Net Asset Value, Redemption Price and
    Offering Price per share..............     $   8.42         $  10.23        $      1.00
                                               ========         ========        ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS

                                                            THE INTERNET     THE INTERNET
                                            THE INTERNET      EMERGING      INFRASTRUCTURE
                                                FUND         GROWTH FUND         FUND
                                            -------------   -------------   --------------
                                             SIX MONTHS      SIX MONTHS       SIX MONTHS
                                                ENDED           ENDED           ENDED
                                            JUNE 30, 2000   JUNE 30, 2000   JUNE 30, 2000
                                             (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIOS*:
  Dividends+..............................  $     499,828    $     5,847     $    13,638
  Interest................................      1,987,456         66,704          86,756
                                            -------------    -----------     -----------
      Total investment income.............      2,487,284         72,551         100,394
                                            -------------    -----------     -----------
EXPENSES:
  Expenses allocated from Master
    Portfolios............................      2,238,466         34,688          54,264
  Investment advisory fees................      5,512,992         36,474          51,642
  Service fees............................      1,497,676         11,837          18,493
  Transfer agent fees and expenses........      1,303,092         31,860          44,217
  Administration fee......................        740,574          5,285           7,830
  Reports to shareholders.................        592,017          1,624           2,490
  Registration fees.......................         39,170          5,975           6,380
  Audit fees..............................          9,567          3,032           3,054
  Custodian fees and expenses.............         55,491          6,298           5,924
  Directors' fees and expenses............          1,976            568             886
  Fund accounting fees....................         16,156          7,644           7,774
  Other expenses..........................        103,447          1,749           2,725
                                            -------------    -----------     -----------
      Total expenses......................     12,110,624        147,034         205,679
  Less, expense reimbursement.............       (129,216)       (52,338)        (57,732)
                                            -------------    -----------     -----------
      Net expenses........................     11,981,408         94,696         147,947
                                            -------------    -----------     -----------
NET INVESTMENT LOSS.......................     (9,494,124)       (22,145)        (47,553)
                                            -------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM MASTER
  PORTFOLIOS:
  Net realized gain (loss) on sale of
    investments...........................     88,698,334     (1,094,588)       (836,125)
  Net change in unrealized depreciation of
    investments and foreign currency......   (459,920,932)    (5,920,703)     (5,803,259)
  Net change in unrealized appreciation of
    written options.......................         15,359             --             252
                                            -------------    -----------     -----------
Net loss on investments...................   (371,207,239)    (7,015,291)     (6,639,132)
                                            -------------    -----------     -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..............................  $(380,701,363)   $(7,037,436)    $(6,686,685)
                                            =============    ===========     ===========
+Net of foreign taxes withheld of:........  $      18,964    $       306     $        --
                                            =============    ===========     ===========
*Income allocated from Master Portfolios
  includes
      Dividend income before conversion
        of:...............................  $     365,342    $     4,122     $     8,145
                                            =============    ===========     ===========
      Interest income before conversion
        of:...............................  $   1,254,054    $    41,030     $    47,739
                                            =============    ===========     ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS

                                             THE INTERNET    THE INTERNET
                                             GLOBAL GROWTH   NEW PARADIGM     THE MEDICAL
                                                 FUND            FUND            FUND
                                             -------------   -------------   -------------
                                              SIX MONTHS      SIX MONTHS      SIX MONTHS
                                                 ENDED           ENDED           ENDED
                                             JUNE 30, 2000   JUNE 30, 2000   JUNE 30, 2000
                                              (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIOS*:
  Dividends+...............................   $ 1,077,260      $   4,476      $   99,890
  Interest.................................        56,403         13,985          59,635
                                              -----------      ---------      ----------
      Total investment income..............     1,133,663         18,461         159,525
                                              -----------      ---------      ----------
EXPENSES:
  Expenses allocated from Master
    Portfolios.............................        63,052         14,940         104,357
  Investment advisory fees.................        67,245          8,831         116,491
  Service fees.............................        22,717          3,073          40,239
  Transfer agent fees and expenses.........        51,865         11,766          57,678
  Administration fee.......................         9,923          1,321          17,367
  Reports to shareholders..................         3,127            427          32,617
  Registration fees........................         8,365          2,705          10,108
  Audit fees...............................         3,069          3,002           3,626
  Custodian fees and expenses..............         7,934          2,320           9,172
  Directors' fees and expenses.............         1,088            147           1,976
  Fund accounting fees.....................        10,874          7,749           7,324
  Other expenses...........................         3,333            459           5,981
                                              -----------      ---------      ----------
      Total expenses.......................       252,592         56,740         406,936
  Less, expense reimbursement..............       (48,138)       (32,158)        (85,027)
                                              -----------      ---------      ----------
      Net expenses.........................       204,454         24,582         321,909
                                              -----------      ---------      ----------
NET INVESTMENT INCOME (LOSS)...............       929,209         (6,121)       (162,384)
                                              -----------      ---------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM MASTER
  PORTFOLIOS:
  Net realized gain (loss) on sale of
    investments............................      (723,998)      (360,623)        334,029
  Net change in unrealized appreciation
    (depreciation) of investments and
    foreign currency.......................    (7,560,331)       (11,107)      7,523,799
                                              -----------      ---------      ----------
Net gain (loss) on investments.............    (8,284,329)      (371,730)      7,857,828
                                              -----------      ---------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................   $(7,355,120)     $(377,851)     $7,695,444
                                              ===========      =========      ==========
+Net of foreign taxes withheld of:.........   $     4,093      $      94      $    5,956
                                              ===========      =========      ==========
*Income allocated from Master Portfolios
  includes
      Dividend income before conversion
        of:................................   $    22,062      $   2,688      $   61,520
                                              ===========      =========      ==========
      Interest income before conversion
        of:................................   $    39,243      $   5,418      $   47,742
                                              ===========      =========      ==========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS

                                                                                     THE KINETICS
                                                                THE SMALL CAP         GOVERNMENT
                                           THE MIDDLE EAST      OPPORTUNITIES        MONEY MARKET
                                             GROWTH FUND            FUND                 FUND
                                          -----------------   -----------------   -------------------
                                          MARCH 10, 2000(1)   MARCH 20, 2000(1)   FEBRUARY 3, 2000(1)
                                               THROUGH             THROUGH              THROUGH
                                            JUNE 30, 2000       JUNE 30, 2000        JUNE 30, 2000
                                             (UNAUDITED)         (UNAUDITED)          (UNAUDITED)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER
 PORTFOLIOS*:
 Dividends+.............................      $    440            $    547             $     --
 Interest...............................           692               1,238              457,789
                                              --------            --------             --------
     Total investment income............         1,132               1,785              457,789
                                              --------            --------             --------
EXPENSES:
 Expenses allocated from Master
   Portfolios...........................         8,167               7,353               48,281
 Investment advisory fees...............           404                 290                9,255
 Service fees...........................           186                 137               19,820
 Transfer agent fees and expenses.......         6,753               5,169               12,128
 Administration fee.....................            70                  51                5,815
 Reports to shareholders................           867                 948               11,584
 Registration fees......................         1,144               1,094                8,869
 Audit fees.............................         2,993               2,992                2,572
 Custodian fees and expenses............         2,663                 936                2,109
 Directors' fees and expenses...........            14                  11                1,129
 Fund accounting fees...................         7,751               3,898               14,712
 Other expenses.........................            43                  35                2,623
                                              --------            --------             --------
     Total expenses.....................        31,055              22,914              138,897
 Less, expense reimbursement............       (29,375)            (21,817)             (39,796)
                                              --------            --------             --------
     Net expenses.......................         1,680               1,097               99,101
                                              --------            --------             --------
NET INVESTMENT INCOME (LOSS)............          (548)                688              358,688
                                              --------            --------             --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM MASTER
 PORTFOLIOS:
 Net realized loss on sale of
   investments..........................       (22,400)             (3,163)                  --
 Net change in unrealized appreciation
   (depreciation) of investments and
   foreign currency.....................       (14,552)              6,863                   --
                                              --------            --------             --------
Net gain (loss) on investments..........       (36,952)              3,700                   --
                                              --------            --------             --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..............      $(37,500)           $  4,388             $358,688
                                              ========            ========             ========
+Net of foreign taxes withheld of:......      $    150            $     --             $     --
                                              ========            ========             ========
*Income allocated from Master Portfolios
 includes
     Dividend income before conversion
       of:..............................      $      2            $     28             $     --
                                              ========            ========             ========
     Interest income before
       conversion of:...................      $    319            $    114             $ 91,125
                                              ========            ========             ========

------------------
(1) Commencement of operations.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                          THE INTERNET EMERGING
                                            THE INTERNET FUND                  GROWTH FUND
                                   ------------------------------------   ---------------------
                                   SIX MONTHS ENDED     FOR THE YEAR        SIX MONTHS ENDED
                                    JUNE 30, 2000           ENDED             JUNE 30, 2000
                                     (UNAUDITED)      DECEMBER 31, 1999        (UNAUDITED)
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss............  $    (9,494,124)    $   (6,993,709)         $   (22,145)
  Net realized gain (loss) on
    sale
    of investments...............       88,698,334        (45,349,047)          (1,094,588)
  Net change in unrealized
    appreciation (depreciation)
    of
    investments, options and
    foreign currency.............     (459,905,573)       471,769,870           (5,920,703)
                                   ---------------     --------------          -----------
      Net increase (decrease) in
        net assets resulting from
        operations...............     (380,701,363)       419,427,114           (7,037,436)
                                   ---------------     --------------          -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
  Net realized gain on securities
    transactions.................               --           (543,455)                  --
                                   ---------------     --------------          -----------
      Total dividends and
        distributions............               --           (543,455)                  --
                                   ---------------     --------------          -----------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares
    sold.........................    1,382,720,391      1,458,349,629           21,979,477
  Reinvestment of
    distributions................               --            506,413                   --
  Cost of shares redeemed........   (1,229,776,581)      (736,801,628)          (4,429,572)
                                   ---------------     --------------          -----------
      Net increase in net assets
        from capital share
        contributions............      152,943,810        722,054,414           17,549,905
                                   ---------------     --------------          -----------
  Total increase (decrease) in
    net assets...................     (227,757,553)     1,140,938,073           10,512,469
NET ASSETS:
  Beginning of period............    1,163,096,756         22,158,683                1,000
                                   ---------------     --------------          -----------
  End of period*.................  $   935,339,203     $1,163,096,756          $10,513,468
                                   ===============     ==============          ===========
*Including undistributed net
  investment loss of:............  $    (9,494,124)    $   (6,993,709)         $   (22,145)
                                   ===============     ==============          ===========
CHANGES IN SHARES
  OUTSTANDING:
  Shares sold....................       32,677,404         45,293,582            1,634,614
  Shares issued in connection
    with
    payment of dividends and
    distributions................               --              9,786                   --
  Shares redeemed................      (29,932,456)       (23,324,386)            (144,234)
                                   ---------------     --------------          -----------
      Net increase in shares
        outstanding..............        2,744,948         21,978,982            1,490,380
                                   ===============     ==============          ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                         THE INTERNET       THE INTERNET GLOBAL   THE INTERNET NEW
                                      INFRASTRUCTURE FUND       GROWTH FUND        PARADIGM FUND
                                      -------------------   -------------------   ----------------
                                       SIX MONTHS ENDED      SIX MONTHS ENDED     SIX MONTHS ENDED
                                         JUNE 30, 2000         JUNE 30, 2000       JUNE 30, 2000
                                          (UNAUDITED)           (UNAUDITED)         (UNAUDITED)
--------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)......      $   (47,553)          $   929,209         $    (6,121)
  Net realized loss on sale
    of investments..................         (836,125)             (723,998)           (360,623)
  Net change in unrealized
    depreciation of investments,
    options and foreign currency....       (5,803,007)           (7,560,331)            (11,107)
                                          -----------           -----------         -----------
      Net decrease in net assets
        resulting from operations...       (6,686,685)           (7,355,120)           (377,851)
                                          -----------           -----------         -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
      Total dividends and
        distributions...............               --                    --                  --
                                          -----------           -----------         -----------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold.....       29,899,384            37,071,650           4,622,976
  Cost of shares redeemed...........       (4,144,734)           (7,802,706)         (1,143,783)
                                          -----------           -----------         -----------
      Net increase in net assets
        from capital share
        contributions...............       25,754,650            29,268,944           3,479,193
                                          -----------           -----------         -----------
  Total increase in net assets......       19,067,965            21,913,824           3,101,342
NET ASSETS:
  Beginning of period...............            1,000                 1,000               1,000
                                          -----------           -----------         -----------
  End of period*....................      $19,068,965           $21,914,824         $ 3,102,342
                                          ===========           ===========         ===========
*Including undistributed net
  investment income (loss) of:......      $   (47,553)          $   929,209         $    (6,121)
                                          ===========           ===========         ===========
CHANGES IN SHARES
  OUTSTANDING:
  Shares sold.......................        2,410,717             2,608,757             371,906
  Shares redeemed...................         (139,356)             (220,794)            (24,091)
                                          -----------           -----------         -----------
      Net increase in shares
        outstanding.................        2,271,361             2,387,963             347,815
                                          ===========           ===========         ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                               THE MIDDLE EAST
                                             THE MEDICAL FUND                    GROWTH FUND
                                 ----------------------------------------   ---------------------
                                 SIX MONTHS ENDED   SEPTEMBER 30, 1999(1)     MARCH 10, 2000(1)
                                  JUNE 30, 2000            THROUGH          THROUGH JUNE 30, 2000
                                   (UNAUDITED)        DECEMBER 31, 1999          (UNAUDITED)
-------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss..........    $   (162,384)          $   (8,305)             $   (548)
  Net realized gain (loss) on
    sale of investments........         334,029                6,812               (22,400)
  Net change in unrealized
    appreciation (depreciation)
    of investments, options and
    foreign currency...........       7,523,799            1,077,194               (14,552)
                                   ------------           ----------              --------
      Net increase (decrease)
        in net assets resulting
        from operations........       7,695,444            1,075,701               (37,500)
                                   ------------           ----------              --------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
      Total dividends and
        distributions..........              --                   --                    --
                                   ------------           ----------              --------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares
    sold.......................      50,094,595            6,388,440               370,052
  Cost of shares redeemed......     (16,100,446)            (620,583)              (65,122)
                                   ------------           ----------              --------
      Net increase in net
        assets from capital
        share contributions....      33,994,149            5,767,857               304,930
                                   ------------           ----------              --------
  Total increase in
    net assets.................      41,689,593            6,843,558               267,430
NET ASSETS:
  Beginning of period..........       6,943,558              100,000                    --
                                   ------------           ----------              --------
  End of period*...............    $ 48,633,151           $6,943,558              $267,430
                                   ============           ==========              ========
*Including undistributed net
  investment loss of:..........    $   (162,384)          $   (8,305)             $   (548)
                                   ============           ==========              ========
CHANGES IN SHARES OUTSTANDING:
  Shares sold..................       2,309,694              562,970                37,635
  Shares redeemed..............        (317,618)             (52,990)               (5,880)
                                   ------------           ----------              --------
      Net increase in shares
        outstanding............       1,992,076              509,980                31,755
                                   ============           ==========              ========

------------------
(1) Commencement of operations.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                 THE SMALL CAP      THE KINETICS GOVERNMENT
                                               OPPORTUNITIES FUND      MONEY MARKET FUND
                                               ------------------   -----------------------
                                               MARCH 20, 2000(1)      FEBRUARY 3, 2000(1)
                                                    THROUGH                 THROUGH
                                                 JUNE 30, 2000           JUNE 30, 2000
                                                  (UNAUDITED)             (UNAUDITED)
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income......................      $     688             $     358,688
  Net realized loss on sale of investments...         (3,163)                       --
  Net change in unrealized appreciation of
    investments, options and foreign
    currency.................................          6,863                        --
                                                   ---------             -------------
      Net increase in net assets resulting
        from operations......................          4,388                   358,688
                                                   ---------             -------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
  Net investment income......................             --                  (358,688)
                                                   ---------             -------------
      Total dividends and
        distributions........................             --                  (358,688)
                                                   ---------             -------------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold..............        352,777               689,664,748
  Reinvestment of distributions..............             --                   213,995
  Cost of shares redeemed....................       (153,078)             (678,803,786)
                                                   ---------             -------------
      Net increase in net assets
        from capital share
        contributions........................        199,699                11,074,957
                                                   ---------             -------------
Total increase in net assets.................        204,087                11,074,957
NET ASSETS:
  Beginning of period........................             --                        --
                                                   ---------             -------------
  End of period*.............................      $ 204,087             $  11,074,957
                                                   =========             =============
*Including undistributed net
  investment income of:......................      $     688             $          --
                                                   =========             =============
CHANGES IN SHARES
  OUTSTANDING:
  Shares sold................................         26,914               689,664,748
  Shares issued in connection with
    payment of dividends and
    distributions............................             --                   213,995
  Shares redeemed............................         (6,965)             (678,803,786)
                                                   ---------             -------------
      Net increase in shares outstanding.....         19,949                11,074,957
                                                   =========             =============

------------------
(1) Commencement of operations.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS
 June 30, 2000 (Unaudited)

The accompanying notes are an integral part of this financial statement.

1.   ORGANIZATION

Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and was incorporated in the state of Maryland on March 26, 1999. The Company is an open-end management investment company issuing its shares in series. The series of the Company presently authorized are The Internet Fund ("Internet"), The Internet Emerging Growth Fund ("Emerging"), The Internet Infrastructure Fund ("Infrastructure"), The Internet Global Growth Fund ("Global"), The Internet New Paradigm Fund ("New Paradigm"), The Medical Fund ("Medical"), The Middle East Growth Fund ("Middle East"), The Small Cap Opportunities Fund ("Small Cap") and The Kinetics Government Money Market Fund ("Government") (each a "Fund" and collectively, the "Funds"). Investment operations of the Funds began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging, Infrastructure, New Paradigm and Global), February 3, 2000 (Government), March 10, 2000 (Middle East) and March 20, 2000 (Small Cap). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of Kinetics Portfolios Trust (the "Trust").

On April 28, 2000, each Fund in the series entered into a master-feeder fund structure. By entering into this structure, each Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Fund. Each Master Portfolio has multiple feeder funds. Each feeder fund receives a proportionate amount of interest in the Master Portfolio equal to its contribution of capital. Thus, each feeder fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio. Each Fund's

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

respective interest in the corresponding Master Portfolio as of June 30, 2000 is as follows:

                                                          INTEREST IN
                                                        MASTER PORTFOLIO
                                                        ----------------
Internet Fund.........................................       99.99%
Emerging Fund.........................................       99.91%
Infrastructure Fund...................................       99.95%
Global Fund...........................................       99.96%
New Paradigm Fund.....................................       99.65%
Medical Fund..........................................       99.98%
Middle East Fund......................................       96.19%
Small Cap Fund........................................       94.99%
Government Fund.......................................       99.82%

Prior to the conversion to a master-feeder fund structure, on April 28, 2000, each Fund conducted its own investment operations. The Statement of Operations and the Statement of Changes in Net Assets reflect the activities of the Fund prior to the conversion as well as the activities following the conversion.

Please see the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Fund. The financial statements of the Master Portfolios, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Funds' financial statements.

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m., Eastern time on the day the valuation is made. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss form the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect or changes in foreign exchange rates arising from trade date and settlement date differences.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At the end of the period, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio and The Middle East Growth Portfolio owned investment securities with an aggregate market value of $270,000, $270,000 and $3,234, respectively, which are unregistered and thus restricted as to resale. The restricted securities of The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio and The Middle East Growth Portfolio represent 2.6%, 1.2% and 1.1%, respectively, of the net assets of each Master Portfolio.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the payments of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

Each Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Fund accrues its own separate expenses. Any cap on expenses includes Fund specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will be taxed on its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

3.   INVESTMENT ADVISOR

Effective April 28, 2000, the Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Advisor"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Advisor for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Advisor at a rate of 0.50% of the Master Portfolio's average daily net assets. Prior to April 28, 2000, the Funds incurred the same Investment Advisory rates before converting into the Master Feeder structure. The Advisor has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. The expense cap includes Fund-specific expenses as well as the Master Portfolio's expenses allocated to the Fund. Firstar Mutual Fund Services, LLC ("Firstar") performs transfer agent and fund accounting services for the Funds. Firstar has agreed to waive a portion of the Funds' expenses. Also, soft dollar credits have been earned by the Funds to pay for certain expenses of the Funds. For the period ended June 30, 2000, the amounts

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

earned by the Advisor and the reimbursed and waived expenses for the Funds are as follows:

                                            INTERNET   EMERGING   INFRASTRUCTURE
                                            --------   --------   --------------
Annual Advisory Rate......................      1.25%     1.25%         1.25%
Annual Cap on Expenses....................      2.00%     2.00%         2.00%
Expenses Reimbursed by Advisor............  $ 61,853   $34,239       $30,646
Expenses Reimbursed by Firstar............  $ 21,878   $ 5,878       $ 8,797
Expenses Paid by Soft Dollar Credits......  $ 45,485   $12,221       $18,289
                                            --------   -------       -------
    Total Reimbursements..................  $129,216   $52,338       $57,732

                                            GLOBAL    NEW PARADIGM   MEDICAL
                                            -------   ------------   -------
Annual Advisory Rate......................     1.25%       1.25%        1.25%
Annual Cap on Expenses....................     2.25%       2.00%        2.00%
Expenses Reimbursed by Advisor............  $23,042     $28,870      $40,701
Expenses Reimbursed by Firstar............  $ 8,151     $ 1,068      $14,396
Expenses Paid by Soft Dollar Credits......  $16,945     $ 2,220      $29,930
                                            -------     -------      -------
    Total Reimbursements..................  $48,138     $32,158      $85,027

                                            MIDDLE EAST   SMALL CAP   GOVERNMENT
                                            -----------   ---------   ----------
Annual Advisory Rate......................       1.25%        1.25%       0.50%
Annual Cap on Expenses....................       2.25%        2.00%       1.25%
Expenses Reimbursed by Advisor............    $26,545      $20,823     $35,217
Expenses Reimbursed by Firstar............    $   919      $   323     $ 1,487
Expenses Paid by Soft Dollar Credits......    $ 1,911      $   671     $ 3,092
                                              -------      -------     -------
    Total Reimbursements..................    $29,375      $21,817     $39,796

The Advisor also serves as administrator to the Funds. Effective April 28, 2000, under an Administrative Services Agreement with the Company on behalf of the Funds, the Advisor receives an annual administration fee equal to 0.05% of each Fund's average daily net assets from which the Advisor will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Funds by Firstar. In addition, the Master Portfolios allocate the applicable portion of master-level administrative expense to the Funds. Through an Administrative Service Agreement with the Trust on behalf of the Master Portfolios, the Advisor receives an annual administration fee equal to 0.10% of each Master Portfolio's average daily net assets from which the Advisor will be responsible for the payment of a portion of such fees to Firstar.

Prior to April 28, 2000 the Funds had an Administrative Services Agreement with the Advisor in which the Advisor received an annual administration fee

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

equal to 0.15% of each Fund's average daily net assets. During the period ended June 30, 2000 Internet, Emerging, Infrastructure, Global, New Paradigm, Medical, Middle East, Small Cap and Government incurred expenses of $740,574, $5,285, $7,830, $9,923, $1,321, $17,367, $70, $51, and $5,815, respectively, pursuant to the Administration Services Agreements.

The Advisor receives a shareholder servicing fee from the Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Fund's average daily net assets. The Advisor is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Advisor and who perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                               THE INTERNET FUND

                                                         SIX MONTHS
                                                            ENDED
                                                        JUNE 30, 2000
                                                         (UNAUDITED)
                                                        -------------
PER SHARE DATA:(5)
  Net Asset Value
     Beginning of period..............................    $  49.73
                                                          --------
  Income from Investment Operations
     Net investment income (loss).....................       (0.04)(2)
     Net realized and unrealized gain
       (loss) on investments..........................      (13.90)
                                                          --------
          Total gain (loss) from
            investment operations.....................      (13.94)
                                                          --------
  Less Distributions
     From realized gains..............................          --
                                                          --------
          Total distributions.........................          --
                                                          --------
  Net Asset Value, end of period......................    $  35.79
                                                          ========
  Total Return........................................      (28.03)%(3)
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000's)...................    $935,399
  Ratio of expenses to average net
     assets:
       Before expense reimbursement...................        2.02%(4)
       After expense reimbursement....................        2.00%(4)
  Ratio of investment income to
     average net assets:
       Before expense reimbursement...................       (1.61)%(4)
       After expense reimbursement....................       (1.59)%(4)
  Portfolio turnover rate.............................         N/A

------------------
(1) Commencement of operations.
(2) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent financial reporting and tax differences.
(3) Not annualized.
(4) Annualized.
(5) Information presented relates to a share of capital stock outstanding for the entire period.

                     See Notes to the Financial Statements.

     FOR THE YEAR ENDED DECEMBER 31,    OCTOBER 21, 1996(1)
     --------------------------------         THROUGH
        1999         1998      1997      DECEMBER 31, 1996
     -----------   --------   -------   --------------------
     $    15.72    $  5.31    $ 4.71          $  5.00
     ----------    -------    ------          -------
          (0.30)(2)   (0.08)    0.01             0.02
          34.33      10.50      0.59            (0.31)
     ----------    -------    ------          -------
          34.03      10.42      0.60            (0.29)
     ----------    -------    ------          -------
          (0.02)     (0.01)       --               --
     ----------    -------    ------          -------
          (0.02)     (0.01)       --               --
     ----------    -------    ------          -------
     $    49.73    $ 15.72    $ 5.31          $  4.71
     ==========    =======    ======          =======
         216.50%    196.14%    12.74%           (5.80)%(3)
     $1,163,097    $22,159    $  150          $   113
           2.00%      3.08%     3.60%            6.73%(4)
           2.00%      3.08%     0.08%            0.21%(4)
          (1.29)%    (2.92)%   (3.33)%          (4.15)%(4)
          (1.29)%    (2.92)%    0.19%            2.01%(4)
             89%        80%       50%               0%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                          THE INTERNET          THE INTERNET
                                        EMERGING GROWTH        INFRASTRUCTURE
                                              FUND                  FUND
                                           SIX MONTHS            SIX MONTHS
                                             ENDED                  ENDED
                                         JUNE 30, 2000          JUNE 30, 2000
                                          (UNAUDITED)            (UNAUDITED)
                                      --------------------   -------------------
PER SHARE DATA:(4)
  Net Asset Value
     Beginning of period............        $ 10.00                $ 10.00
                                            -------                -------
  Income from Investment Operations
     Net investment loss(1).........          (0.01)                 (0.02)
     Net realized and unrealized
       loss on investments..........          (2.94)                 (1.58)
                                            -------                -------
          Total loss from investment
            operations..............          (2.95)                 (1.60)
                                            -------                -------
  Less Distributions
          Total distributions.......             --                     --
                                            -------                -------
  Net Asset Value, end of period....        $  7.05                $  8.40
                                            =======                =======
  Total Return(2)...................         (29.50)%               (16.00)%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
     (000's)........................        $10,513                $19,069
  Ratio of expenses to average net
     assets:
       Before expense
          reimbursement(3)..........           3.11%                  2.78%
       After expense
          reimbursement(3)..........           2.00%                  2.00%
  Ratio of investment income to
     average net assets:
       Before expense
          reimbursement(3)..........          (1.26)%                (1.42)%
       After expense
          reimbursement(3)..........          (0.15)%                (0.64)%

------------------
(1) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent financial reporting and tax differences.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                         THE INTERNET        THE INTERNET
                                        GLOBAL GROWTH        NEW PARADIGM
                                             FUND                FUND
                                          SIX MONTHS          SIX MONTHS
                                            ENDED                ENDED
                                        JUNE 30, 2000        JUNE 30, 2000
                                         (UNAUDITED)          (UNAUDITED)
                                      ------------------   -----------------
PER SHARE DATA:(4)
  Net Asset Value
     Beginning of period............       $ 10.00              $ 10.00
                                           -------              -------
  Income from Investment Operations
     Net investment loss(1).........          0.39                (0.02)
     Net realized and unrealized
       loss on investments..........         (1.21)               (1.06)
                                           -------              -------
          Total loss from investment
            operations..............         (0.82)               (1.08)
                                           -------              -------
  Less Distributions
          Total distributions.......            --                   --
                                           -------              -------
  Net Asset Value, end of period....       $  9.18              $  8.92
                                           =======              =======
  Total Return(2)...................         (8.20)%             (10.80)%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
     (000's)........................       $21,915              $ 3,102
  Ratio of expenses to average net
     assets:
       Before expense
          reimbursement(3)..........          2.78%                4.62%
       After expense
          reimbursement(3)..........          2.25%                2.00%
  Ratio of investment income to
     average net assets:
       Before expense
          reimbursement(3)..........          9.70%               (3.12)%
       After expense
          reimbursement(3)..........         10.23%               (0.50)%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                    THE MEDICAL FUND
                                           SIX MONTHS
                                              ENDED       SEPTEMBER 30, 1999(1)
                                          JUNE 30, 2000          THROUGH
                                           (UNAUDITED)      DECEMBER 31, 1999
                                          -------------   ---------------------
PER SHARE DATA:(5)
  Net Asset Value
     Beginning of period................     $ 13.35             $ 10.00
                                             -------             -------
  Income from Investment Operations
     Net investment loss(2).............       (0.06)              (0.02)
     Net realized and unrealized gain on
       investments......................        6.07                3.37
                                             -------             -------
          Total gain from investment
            operations..................        6.01                3.35
                                             -------             -------
  Less Distributions
          Total distributions...........          --                  --
                                             -------             -------
  Net Asset Value, end of period........     $ 19.36             $ 13.35
                                             =======             =======
  Total Return(3).......................       45.02%              33.50%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000's).....     $48,633             $ 6,944
  Ratio of expenses to average net
     assets:
       Before expense
          reimbursement(4)..............        2.53%               5.99%
       After expense reimbursement(4)...        2.00%               2.00%
  Ratio of investment income to
     average net assets:
       Before expense
          reimbursement(4)..............       (1.54)%             (5.24)%
       After expense reimbursement(4)...       (1.01)%             (1.25)%
  Portfolio turnover rate...............         N/A                   1%

------------------
(1) Commencement of operations.
(2) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent financial reporting and tax differences.
(3) Not annualized.
(4) Annualized.
(5) Information presented relates to a share of capital stock outstanding for the entire period.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                                     THE
                                                 THE              SMALL CAP
                                             MIDDLE EAST        OPPORTUNITIES
                                             GROWTH FUND            FUND
                                          MARCH 10, 2000(1)   MARCH 20, 2000(1)
                                               THROUGH             THROUGH
                                            JUNE 30, 2000       JUNE 30, 2000
                                             (UNAUDITED)         (UNAUDITED)
                                          -----------------   -----------------
PER SHARE DATA:(5)
  Net Asset Value
     Beginning of period................       $ 10.00             $ 10.00
                                               -------             -------
  Income from Investment Operations
     Net investment income (loss)(2)....         (0.02)               0.03
     Net realized and unrealized gain
       (loss) on investments............         (1.56)               0.20
                                               -------             -------
          Total gain (loss) from
            investment operations.......         (1.58)               0.23
                                               -------             -------
  Less Distributions
     Total distributions................            --                  --
                                               -------             -------
  Net Asset Value, end of period........       $  8.42             $ 10.23
                                               =======             =======
  Total Return(3).......................        (15.80)%              2.30%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000's).....       $   267             $   204
  Ratio of expenses to average net
     assets:
       Before expense
          reimbursement(4)..............         41.59%              41.75%
       After expense reimbursement(4)...          2.25%               2.00%
  Ratio of investment income to
     average net assets:
       Before expense
          reimbursement(4)..............        (40.07)%            (38.50)%
       After expense reimbursement(4)...         (0.73)%              1.25%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                   THE KINETICS GOVERNMENT MONEY MARKET FUND

                                                       FEBRUARY 3, 2000(1)
                                                             THROUGH
                                                          JUNE 30, 2000
                                                           (UNAUDITED)
                                                       -------------------
PER SHARE DATA:(5)
  Net Asset Value
     Beginning of period.............................        $  1.00
                                                             -------
  Income from Investment Operations
     Net investment income(2)........................           0.02
     Net realized and unrealized gain on
       investments...................................             --
                                                             -------
          Total gain from investment operations......           0.02
                                                             -------
  Less Distributions
     From net investment income......................          (0.02)
                                                             -------
          Total distributions........................          (0.02)
                                                             -------
  Net Asset Value, end of period.....................        $  1.00
                                                             =======
  Total Return(3)....................................           1.76%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000's)..................        $11,075
  Ratio of expenses to average net assets:
       Before expense reimbursement(4)...............           1.75%
       After expense reimbursement(4)................           1.25%
  Ratio of investment income to average net assets:
       Before expense reimbursement(4)...............           4.02%
       After expense reimbursement(4)................           4.52%

------------------
(1) Commencement of operations.
(2) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent financial reporting and tax differences.
(3) Not annualized.
(4) Annualized.
(5) Information presented relates to a share of capital stock outstanding for the entire period.

                     See Notes to the Financial Statements.

                       CHANGES IN INDEPENDENT ACCOUNTANT

Effective June 30, 2000, the Board of Directors selected the accounting firm of PricewaterhouseCoopers LLP to serve as the Funds' independent certified public accountants for the fiscal year ended December 31, 2000 to fill a vacancy in such position in accordance with Section 32(a)(2) of the 1940 Act resulting from McCurdy & Associates CPA's, Inc. resignation on June 30, 2000. McCurdy & Associates CPA's Inc. had served as the Funds' independent certified public accountants for the Funds' fiscal year ended December 31, 1999. McCurdy & Associates CPA's Inc. report of the financial statements of the Funds for the fiscal year ended December 31, 1999 did not contain an adverse opinion or disclaimer of opinion or was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with McCurdy & Associates CPA's Inc. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure during the fiscal year ended December 31, 1999 or for the interim period from January 1, 2000 through the date of their resignation.

The Funds represent that they had not consulted with PricewaterhouseCoopers LLP any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Funds' financial statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited)

         COMMON STOCKS -- 91.7%+              SHARES          VALUE
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 8.8%+
Advanced Radio Telecom Corporation*......      895,000    $ 13,089,375
StarMedia Network, Inc.*.................       88,000       1,661,000
Teligent, Inc. -- Class A*...............      150,000       3,543,750
UnitedGlobalCom, Inc. -- Class A*........    1,024,100      47,876,675
Winstar Communications, Inc.*............      480,000      16,260,000
                                                          ------------
                                                            82,430,800
                                                          ------------
E-COMMERCE -- 3.1%+
Catalina Marketing Corporation*..........      107,500      10,965,000
Harte-Hanks, Inc.........................      105,000       2,625,000
TMP Worldwide, Inc.*.....................      195,000      14,393,437
24/7 Media, Inc.*........................       96,000       1,500,000
                                                          ------------
                                                            29,483,437
                                                          ------------
INFRASTRUCTURE -- 32.5%+
Commonwealth Telephone Enterprises,
  Inc.*..................................      785,900      36,986,418
Commonwealth Telephone Enterprises,
  Inc. -- Class B*.......................       14,000         665,000
CoreComm Limited*........................      530,000      10,335,000
Exodus Communications, Inc.*.............      448,000      20,636,000
Global Crossing Limited*.................      350,000       9,209,375
Globix Corporation*......................       80,000       2,345,000
IDT Corporation*.........................      282,000       9,570,375
Leap Wireless International, Inc.*.......      130,000       6,110,000
Leucadia National Corporation............        3,000          68,438
Liberty Digital, Inc.*...................        5,000         150,000
Liberty Livewire Corporation -- Class
  A*.....................................       85,900       6,034,475
Lynch Interactive Corporation*...........       57,495       5,404,530
Millicom International Cellular S.A.*....      400,000      14,000,000
NetCom AB ADR*...........................      125,000       9,218,750
Nextel Communications, Inc. -- Class
  A*.....................................       70,000       4,283,125
NEXTLINK Communications, Inc. -- Class
  A*.....................................      437,000      16,578,688
NTL Incorporated*........................      450,750      26,988,656
Pacific Gateway Exchange, Inc.*..........      100,000         340,625

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                              SHARES          VALUE
-----------------------------------------------------------------------
INFRASTRUCTURE -- 32.5%+ -- (CONTINUED)
Qwest Communications International,
  Inc.*..................................      196,000    $  9,738,750
RCN Corporation*.........................    2,005,000      50,876,875
Rostelecom ADR*..........................      285,000       3,883,125
SBS Broadcasting S.A.*...................      126,000       6,867,000
Sprint Corporation*......................       74,000       4,403,000
TCI Satellite Entertainment, Inc.*.......      263,000       2,284,813
Telephone and Data Systems, Inc..........      308,000      30,877,000
Thermo Electron Corporation*.............      130,000       2,738,126
U.S. RealTel Inc.*.......................        3,400          24,650
Vimpel-Communications ADR*...............      600,000      13,275,000
                                                          ------------
                                                           303,892,794
                                                          ------------
INTERNET TECHNOLOGY/SOFTWARE -- 21.4%+
BARRA, Inc.*.............................      192,100       9,520,956
Broadcom Corporation*....................      145,000      31,745,938
Cognizant Technology Solutions
  Corporation*...........................      396,000      13,142,250
ePresence, Inc.*.........................      520,000       3,770,000
Gemstar International Group Limited*.....      360,000      22,123,125
IMS Health Incorporated..................    4,602,000      82,836,000
Inktomi Corporation*.....................      178,000      21,048,500
Intuit, Inc.*............................      262,000      10,840,250
Macromedia, Inc.*........................       20,000       1,933,750
MSI Holdings, Inc.*......................      133,335       1,208,348
Pixar, Inc.*.............................       14,000         493,500
TV Guide, Inc. -- Class A*...............       66,000       2,260,500
                                                          ------------
                                                           200,923,117
                                                          ------------
MEDIA CONTENT -- 12.3%+
About.com, Inc.*.........................       25,000         787,500
AT&T Corp. -- Liberty Media Group --
  Class A*...............................    2,925,000      70,931,250
AT&T Corp. -- Liberty Media Group --
  Class B*...............................        4,000         130,000
CNET, Inc.*..............................       40,000         982,500

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                              SHARES          VALUE
-----------------------------------------------------------------------
MEDIA CONTENT -- 12.3%+ -- (CONTINUED)
Getty Images, Inc.*......................       98,000    $  3,632,125
MarketWatch.com, Inc.*...................      330,200       6,211,888
Marvel Enterprises, Inc.*................        2,000          12,500
Meredith Corporation.....................      300,000      10,125,000
NBC Internet, Inc. -- Class A*...........       90,000       1,125,000
Penton Media, Inc........................      255,000       8,925,000
PRIMEDIA, Inc.*..........................        6,000         136,500
The Washington Post Company -- Class B...       25,700      12,284,600
                                                          ------------
                                                           115,283,863
                                                          ------------
PORTALS -- 2.0%+
Lycos, Inc.*.............................       68,000       3,672,000
Yahoo!, Inc.*............................      120,118      14,879,617
                                                          ------------
                                                            18,551,617
                                                          ------------
VENTURE CAPITAL -- 11.6%+
CMGI, Inc.*..............................      270,000      12,369,375
Comdisco, Inc............................      754,000      16,823,624
Eshed Robotec Limited*...................       81,100         486,600
Formula Systems Ltd. ADR*................      195,000      10,335,000
London Pacific Group Limited ADR.........    1,243,800      16,169,400
Nucentrix Broadband Networks, Inc.*......      100,000       2,550,000
Pacific Century CyberWorks Limited*......    2,900,000       5,713,000
Safeguard Scientifics, Inc.*.............    1,234,000      39,565,125
SOFTBANK CORP.*..........................        1,500         204,150
Tredegar Corporation.....................      210,000       3,990,000
                                                          ------------
                                                           108,206,274
                                                          ------------
TOTAL COMMON STOCK (cost $842,655,826)...                  858,771,902
                                                          ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                            PRINCIPAL
        CORPORATE BONDS -- 0.5%+              AMOUNT          VALUE
-----------------------------------------------------------------------
VENTURE CAPITAL -- 0.5%+
Internet Capital Group, Inc., CLB,
  5.5000%, 12/21/2004
  (cost $4,924,218)......................  $ 7,300,000    $  4,772,375
                                                          ------------

     SHORT-TERM INVESTMENTS -- 5.1%+
-----------------------------------------------------------------------
INVESTMENT COMPANIES -- 5.1%+
Firstar Institutional Money Market Fund
  (cost $47,473,618).....................   47,473,618      47,473,618
                                                          ------------
TOTAL INVESTMENTS -- 97.3%+
  (COST $895,053,662)....................                 $911,017,895
                                                          ============

---------------
* -- Non-income producing security.
+ -- Calculated as a percentage of net assets.
ADR -- American Depository Receipts.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited)

           COMMON STOCKS -- 80.1%               SHARES        VALUE
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 14.2%
Advanced Radio Telecom Corporation*..........    24,000    $   351,000
GoAmerica, Inc.*.............................       500          7,718
i-CABLE Communications Limited ADR*..........     2,500         19,375
Motient Corporation*.........................    12,000        188,250
Orckit Communications, Ltd.*.................     6,500        195,813
Teligent, Inc. -- Class A*...................    11,000        259,875
Winstar Communications, Inc.*................    14,000        474,250
                                                           -----------
                                                             1,496,281
                                                           -----------
INFRASTRUCTURE -- 23.8%
Commonwealth Telephone Enterprises, Inc.*....     2,200        103,538
Global Light Telecommunications, Inc.*.......    34,000        371,875
IDT Corporation*.............................    10,000        339,375
Intermedia Communications, Inc.*.............    10,000        297,500
ITXC Corporation*............................     4,500        159,328
Lynch Interactive Corporation*...............     3,000        282,000
MSI Holdings, Inc.*..........................    16,666        151,036
Nextel Partners, Inc. -- Class A*............       250          8,141
RADWARE, Ltd.*...............................    10,000        265,000
RCN Corporation*.............................     5,000        126,875
UTStarcom, Inc.*.............................     3,000         91,125
Vertex Interactive, Inc.*....................    10,000        101,875
Visual Networks, Inc.*.......................     7,000        199,500
                                                           -----------
                                                             2,497,168
                                                           -----------
INTERNET TECHNOLOGY/HARDWARE -- 2.3%
Amkor Technology, Inc.*......................     2,500    $    88,281
Legend Holdings Limited ADR..................     4,000         77,485
ParkerVision, Inc.*..........................     1,500         75,656
                                                           -----------
                                                               241,422
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                SHARES        VALUE
-----------------------------------------------------------------------
INTERNET TECHNOLOGY/SOFTWARE -- 8.5%
Entrust Technologies, Inc.*..................     6,000    $   496,500
IMS Health Incorporated......................     5,000         90,000
National Information Consortium, Inc.*.......    15,000        170,625
Primus Knowledge Solutions, Inc.*............     2,500        112,500
Telemate.Net Software, Inc.*.................     6,000         19,125
                                                           -----------
                                                               888,750
                                                           -----------
VENTURE CAPITAL -- 31.3%
Ampal-American Israel Corporation -- Class
  A*.........................................    18,000        270,000
CMGI, Inc.*..................................     1,000         45,813
Comdisco, Inc................................    12,500        278,906
Data Broadcasting Corporation*...............    60,000        378,750
Eshed Robotec Limited*r (acquired 3/10/2000,
  cost $497,025).............................    45,000        270,000
Formula Systems, Ltd. ADR*...................     8,000        424,000
London Pacific Group Limited ADR.............    28,000        364,000
Nucentrix Broadband Networks, Inc.*..........    26,000        663,000
Safeguard Scientifics, Inc.*.................     4,500        144,281
Tredegar Corporation.........................    24,000        456,000
                                                           -----------
                                                             3,294,750
                                                           -----------
TOTAL COMMON STOCK (cost $14,335,153)........                8,418,371
                                                           -----------
                                               PRINCIPAL
    VARIABLE RATE DEMAND NOTES** -- 21.3%       AMOUNT
-----------------------------------------------------------------------
American Family, 6.3060%.....................  $412,513        412,513
Firstar Bank, NA, 6.4238%....................   410,904        410,903
General Mills, Inc., 6.2788%.................   400,150        400,150
Sara Lee Corporation, 6.2738%................   376,921        376,921

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                               PRINCIPAL
                                                AMOUNT        VALUE
-----------------------------------------------------------------------
Wisconsin Corporate Central Credit Union,
  6.3438%....................................  $367,533    $   367,533
Wisconsin Electric Power Company, 6.3060%....   275,264        275,264
                                                           -----------
TOTAL VARIABLE RATE DEMAND NOTES (cost
  $2,243,284)................................                2,243,284
                                                           -----------
TOTAL INVESTMENTS -- 101.4%
  (COST $16,578,437).........................               10,661,655
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (1.4%).....................................                 (148,598)
                                                           -----------
TOTAL NET ASSETS -- 100.0%...................              $10,513,057
                                                           ===========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.
ADR -- American Depository Receipts.
r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET INFRASTRUCTURE PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited)

           COMMON STOCKS -- 82.1%+              SHARES        VALUE
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 18.3%+
Advanced Radio Telecom Corporation*..........    32,600    $   476,775
Cablevision Systems Corporation -- Class
  A*.........................................    10,000        678,750
Charter Communications, Inc. -- Class A*.....     9,075        149,170
Comcast Corporation -- Class A*..............     1,500         58,312
Cox Communications, Inc. -- Class A*.........     1,350         61,509
Rogers Communications, Inc. -- Class B*......    12,700        361,950
Teligent, Inc. -- Class A*...................    11,600        274,050
UnitedGlobalCom, Inc. -- Class A*............    14,000        654,500
Winstar Communications, Inc.*................    22,800        772,350
                                                           -----------
                                                             3,487,366
                                                           -----------
CELLULAR COMMUNICATIONS -- 3.7%+
CenturyTel, Inc. ............................    11,000        316,250
Clearnet Communications, Inc. -- Class A*....     7,500        208,242
Leap Wireless International, Inc.*...........     4,000        188,000
                                                           -----------
                                                               712,492
                                                           -----------
INFRASTRUCTURE -- 58.4%+
ALLTEL Corporation...........................     7,800        483,112
BellSouth Corporation........................     8,000        341,000
Commonwealth Telephone Enterprises, Inc.*....    35,000      1,647,188
CoreComm Limited*............................    11,025        214,988
General Motors Corporation -- Class H*.......     7,700        675,675
Global Crossing Limited*.....................     1,800         47,363
Global Light Telecommunications, Inc.*.......    34,400        376,250
Level 3 Communications, Inc.*................       530         46,640
Loral Space & Communications, Ltd.*..........     1,200          8,325
Millicom International Cellular S.A.*........    19,800        693,000
MSI Holdings, Inc.*..........................    16,666        151,036
NetCom AB ADR*...............................    10,950        807,563
Next Level Communications, Inc.*.............       675         57,881
Nextel Communications, Inc. -- Class A*......     8,200        501,738
Nextel Partners, Inc. -- Class A*............     5,250        170,952
NEXTLINK Communications, Inc. -- Class A*....    20,600        781,512
NTL Incorporated*............................     4,000        239,500
Qwest Communications International, Inc.*....     6,000        298,125

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET INFRASTRUCTURE PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                SHARES        VALUE
-----------------------------------------------------------------------
INFRASTRUCTURE -- 58.4%+ -- (CONTINUED)
RCN Corporation*.............................    45,700    $ 1,159,638
SBC Communications, Inc......................    17,000        735,250
Sprint Corporation*..........................     6,000        357,000
Telephone and Data Systems, Inc. ............     7,200        721,800
U.S. West, Inc. .............................     2,000        171,500
Vimpel-Communications ADR*...................    21,000        464,625
                                                           -----------
                                                            11,151,661
                                                           -----------
VENTURE CAPITAL -- 1.7%+
Nucentrix Broadband Networks, Inc.*..........    13,000        331,500
                                                           -----------
TOTAL COMMON STOCK (cost $21,481,409)........               15,683,019
                                                           -----------

                                               PRINCIPAL
   VARIABLE RATE DEMAND NOTES** -- 16.0%+       AMOUNT
-----------------------------------------------------------------------
American Family, 6.3060%.....................  $649,750        649,750
Firstar Bank, NA, 6.4238%....................   563,455        563,455
General Mills, Inc., 6.2788%.................   330,071        330,071
Sara Lee Corporation, 6.2738%................    73,669         73,669
Wisconsin Corporate Central Credit Union,
  6.3438%....................................   760,224        760,224
Wisconsin Electric Power Company, 6.3060%....   685,776        685,776
                                                           -----------
TOTAL VARIABLE RATE DEMAND NOTES (cost
  $3,062,945)................................                3,062,945
                                                           -----------
TOTAL INVESTMENTS -- 98.1%+ (COST
  $24,544,354)...............................              $18,745,964
                                                           ===========

---------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.
+  -- Calculated as a percentage of net assets.
ADR -- American Depository Receipts.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited)

            COMMON STOCKS -- 93.9%               SHARES       VALUE
-----------------------------------------------------------------------

               BELGIUM -- 2.4%
-----------------------------------------------------------------------
INTERNET TECHNOLOGY/SOFTWARE -- 2.4%
Lernout & Hauspie Speech Products N.V.*.......   12,000    $   528,750
                                                           -----------
  Total Belgium...............................                 528,750
                                                           -----------

               BRAZIL -- 13.2%
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 1.3%
Globo Cabo S.A. ADR*..........................   21,000        291,375
                                                           -----------
CELLULAR COMMUNICATIONS -- 11.9%
Tele Celular Sul Participacoes S.A. ADR.......    7,550        341,638
Tele Centro Oeste Celular Participacoes S.A.
  ADR.........................................   45,300        543,600
Tele Leste Celular Participacoes S.A. ADR.....    6,700        296,475
Tele Nordeste Celular Participacoes S.A.
  ADR*........................................    5,650        391,263
Tele Norte Celular Participacoes S.A. ADR.....    8,300        421,225
Tele Sudeste Celular Participacoes S.A. ADR...    5,900        179,950
Telemig Celular Participacoes S.A. ADR........    1,200         85,800
Telesp Celular Participacoes S.A. ADR.........    7,500        336,563
                                                           -----------
                                                             2,596,514
                                                           -----------
  Total Brazil................................               2,887,889
                                                           -----------

               CANADA -- 12.6%
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 0.9%
Rogers Communications, Inc. -- Class B*.......    6,425        183,113
                                                           -----------
CELLULAR COMMUNICATIONS -- 4.4%
Bell Canada International, Inc.*..............   20,000        578,750
Rogers Cantel Mobile Communications, Inc. --
  Class B*....................................   11,000        369,875
Telesystem International Wireless, Inc.*......    1,000         18,500
                                                           -----------
                                                               967,125
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                 SHARES       VALUE
-----------------------------------------------------------------------
INFRASTRUCTURE -- 1.8%
Global Light Telecommunications, Inc.*........   36,500    $   399,218
                                                           -----------
MEDIA CONTENT -- 0.9%
Nelvana Limited*..............................   12,000        199,313
                                                           -----------
TELEPHONE -- INTEGRATED -- 3.4%
BCE, Inc......................................   31,300        745,331
                                                           -----------
TELEPHONE -- SERVICES -- 1.2%
TELUS Corporation.............................   10,000        266,248
                                                           -----------
  Total Canada................................               2,760,348
                                                           -----------

               FINLAND -- 3.8%
-----------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 3.8%
Sonera Oyj ADR................................   18,000        828,000
                                                           -----------
  Total Finland...............................                 828,000
                                                           -----------

                FRANCE -- 4.0%
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 1.0%
Canal Plus ADR................................    6,700        226,073
                                                           -----------
BROADCAST SERVICE/PROGRAM -- 2.3%
Groupe AB S.A. ADR*...........................   41,000        502,250
                                                           -----------
MEDIA CONTENT -- 0.7%
Lagardere S.C.A. ADR..........................    2,000        153,374
                                                           -----------
  Total France................................                 881,697
                                                           -----------

               GERMANY -- 0.7%
-----------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 0.3%
Mannesmann AG ADR.............................      250         61,110
                                                           -----------
TELEPHONE -- INTEGRATED -- 0.4%
Deutsche Telekom AG ADR.......................    1,800        102,150
                                                           -----------
  Total Germany...............................                 163,260
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                 SHARES       VALUE
-----------------------------------------------------------------------
              HONG KONG -- 4.9%
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 0.1%
i-CABLE Communications Limited ADR*...........    1,600    $    12,400
                                                           -----------
BROADCAST SERVICE/PROGRAM -- 0.2%
Television Broadcasts Limited ADR.............    4,000         53,367
                                                           -----------
CELLULAR COMMUNICATIONS -- 2.4%
China Mobile Limited ADR*.....................    3,025        537,882
                                                           -----------
INTERNET TECHNOLOGY/HARDWARE -- 1.8%
Legend Holdings Limited ADR...................   20,000        387,426
                                                           -----------
VENTURE CAPITAL -- 0.4%
Pacific Century CyberWorks Limited*...........   40,000         78,800
                                                           -----------
  Total Hong Kong.............................               1,069,875
                                                           -----------

                ISRAEL -- 5.6%
-----------------------------------------------------------------------
VENTURE CAPITAL -- 5.6%
Eshed Robotec Limited*r (acquired 3/10/2000,
  cost $497,025)..............................   45,000        270,000
Formula Systems, Ltd. ADR*....................   18,000        954,000
                                                           -----------
  Total Israel................................               1,224,000
                                                           -----------

                ITALY -- 1.6%
-----------------------------------------------------------------------
TELEPHONE -- INTEGRATED -- 1.6%
Telecom Italia SPA ADR*.......................    2,500        343,906
                                                           -----------
  Total Italy.................................                 343,906
                                                           -----------

                JAPAN -- 0.9%
-----------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 0.3%
NTT DoCoMo, Inc. ADR..........................      500         67,816
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                 SHARES       VALUE
-----------------------------------------------------------------------
INFRASTRUCTURE -- 0.6%
Internet Initiative Japan, Inc. ADR*..........    2,000    $   118,500
                                                           -----------
  Total Japan.................................                 186,316
                                                           -----------

             SOUTH KOREA -- 1.0%
-----------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 1.0%
SK Telecom Co., Ltd. ADR*.....................    6,000        217,875
                                                           -----------
  Total South Korea...........................                 217,875
                                                           -----------

              LUXEMBOURG -- 7.5%
-----------------------------------------------------------------------
INFRASTRUCTURE -- 7.5%
Millicom International Cellular S.A.*.........   19,025        665,875
SBS Broadcasting S.A.*........................   17,750        967,375
                                                           -----------
  Total Luxembourg............................               1,633,250
                                                           -----------

                MEXICO -- 6.5%
-----------------------------------------------------------------------
BROADCAST SERVICE/PROGRAM -- 4.4%
Grupo Televisa S.A. GDR*......................   14,000        965,125
                                                           -----------
CELLULAR COMMUNICATIONS -- 2.1%
Grupo Iusacell S.A. de C.V. ADR*..............   30,000        468,750
                                                           -----------
  Total Mexico................................               1,433,875
                                                           -----------

               PORTUGAL -- 0.1%
-----------------------------------------------------------------------
TELEPHONE -- INTEGRATED -- 0.1%
Portugal Telecom S.A. ADR.....................    2,000         22,500
                                                           -----------
  Total Portugal..............................                  22,500
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                 SHARES       VALUE
-----------------------------------------------------------------------
                RUSSIA -- 3.1%
-----------------------------------------------------------------------
INFRASTRUCTURE -- 3.1%
Rostelecom ADR*...............................   12,825    $   174,741
Vimpel-Communications ADR*....................   23,000        508,875
                                                           -----------
  Total Russia................................                 683,616
                                                           -----------

                SPAIN -- 2.5%
-----------------------------------------------------------------------
TELEPHONE -- INTEGRATED -- 2.5%
Telefonica S.A. ADR*..........................    8,625        552,539
                                                           -----------
  Total Spain.................................                 552,539
                                                           -----------

                SWEDEN -- 5.6%
-----------------------------------------------------------------------
INFRASTRUCTURE -- 5.6%
NetCom AB ADR*................................   16,500      1,216,875
                                                           -----------
  Total Sweden................................               1,216,875
                                                           -----------

                TAIWAN -- 1.1%
-----------------------------------------------------------------------
INFRASTRUCTURE -- 1.1%
Taiwan Semiconductor Manufacturing Company,
  Ltd. ADR*...................................    6,400        248,000
                                                           -----------
  Total Taiwan................................                 248,000
                                                           -----------

            UNITED KINGDOM -- 9.1%
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 0.4%
COLT Telecom Group PLC ADR*...................      500         67,812
Telewest Communications PLC ADR*..............      600         22,200
                                                           -----------
                                                                90,012
                                                           -----------
BROADCAST SERVICE/PROGRAM -- 0.7%
Scoot.com PLC ADR*............................    3,500        155,313
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                 SHARES       VALUE
-----------------------------------------------------------------------
CELLULAR COMMUNICATIONS -- 2.8%
Vodafone AirTouch PLC ADR.....................   15,000    $   621,563
                                                           -----------
MEDIA CONTENT -- 0.9%
Pearson PLC ADR...............................    3,475        109,160
United News & Media PLC ADR...................    3,050         84,828
                                                           -----------
                                                               193,988
                                                           -----------
VENTURE CAPITAL -- 4.3%
London Pacific Group Limited ADR..............   72,000        936,000
                                                           -----------
  Total United Kingdom........................               1,996,876
                                                           -----------

            UNITED STATES -- 7.7%
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 3.7%
IMPSAT Fiber Networks, Inc.*..................   10,000        167,500
UnitedGlobalCom, Inc. -- Class A*.............   14,000        654,500
                                                           -----------
                                                               822,000
                                                           -----------
INFRASTRUCTURE -- 1.3%
NTL Incorporated*.............................    4,475        267,941
UTStarcom, Inc.*..............................      500         15,188
                                                           -----------
                                                               283,129
                                                           -----------
VENTURE CAPITAL -- 2.7%
Ampal-American Israel Corporation -- Class
  A*..........................................   39,000        585,000
                                                           -----------
  Total United States.........................               1,690,129
                                                           -----------
TOTAL COMMON STOCK (cost $28,136,078 )........              20,569,576
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET GLOBAL GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                               PRINCIPAL
    VARIABLE RATE DEMAND NOTES** -- 7.7%        AMOUNT        VALUE
-----------------------------------------------------------------------
American Family, 6.3060%.....................  $  8,494    $     8,494
Firstar Bank, NA, 6.4238%....................   889,418        889,418
General Mills, Inc., 6.2788%.................   196,095        196,095
Sara Lee Corporation, 6.2738%................   306,806        306,806
Wisconsin Corporate Central Credit Union,
  6.3438%....................................   120,353        120,353
Wisconsin Electric Power Company, 6.3060%....   170,129        170,129
                                                           -----------
TOTAL VARIABLE RATE DEMAND NOTES (cost
  $1,691,295)................................                1,691,295
                                                           -----------
TOTAL INVESTMENTS -- 101.6% (COST
  $29,827,373)...............................               22,260,871
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (1.6%).....................................                 (346,736)
                                                           -----------
TOTAL NET ASSETS -- 100.0%...................              $21,914,135
                                                           ===========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.
ADR  -- American Depository Receipts.
GDR -- Global Depository Receipts.
r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited)

            COMMON STOCKS -- 68.8%               SHARES        VALUE
-----------------------------------------------------------------------
ACCESS/BROADBAND -- 1.1%
Rogers Communications, Inc. -- Class B*.......     1,200    $   34,200
                                                            ----------
BUSINESS SERVICES -- MISCELLANEOUS -- 1.7%
Sotheby's Holdings, Inc. -- Class A*..........       400         7,000
The ServiceMaster Company.....................     4,000        45,500
                                                            ----------
                                                                52,500
                                                            ----------
CELLULAR COMMUNICATIONS -- 2.3%
CenturyTel, Inc. .............................     2,300        66,125
Motorola, Inc. ...............................       200         5,813
                                                            ----------
                                                                71,938
                                                            ----------
E-COMMERCE -- 1.1%
Valassis Communications, Inc.*................       900        34,313
                                                            ----------
FINANCIAL SERVICES -- 6.1%
Bank One Corporation..........................       900        23,906
Federal Agricultural Mortgage Corporation --
  Class C*....................................     3,000        43,688
Fifth Third Bancorp...........................       300        18,975
Morgan Stanley Dean Witter & Co. .............       200        16,650
The Dun & Bradstreet Corporation..............       200         5,725
The Goldman Sachs Group, Inc. ................       200        18,975
The John Nuveen Company -- Class A............     1,500        62,906
                                                            ----------
                                                               190,825
                                                            ----------
INFRASTRUCTURE -- 2.7%
Leucadia National Corporation.................     3,600        82,125
                                                            ----------
INTERNET TECHNOLOGY/SOFTWARE -- 5.8%
IMS Health Incorporated.......................     9,000       162,000
International Business Machines Corporation
  (IBM).......................................       100        10,956
Microsoft Corporation*........................       100         8,000
                                                            ----------
                                                               180,956
                                                            ----------
LEISURE/TOYS -- 0.1%
Hasbro, Inc. .................................       275         4,142
                                                            ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                 SHARES        VALUE
-----------------------------------------------------------------------
MEDIA CONTENT -- 35.4%
AT&T Corp. -- Liberty Media Group -- Class
  A*..........................................     2,800    $   67,900
Chris-Craft Industries, Inc.*.................     1,442        95,262
Dow Jones & Company, Inc. ....................       100         7,325
First Data Corporation........................     1,200        59,550
Knight-Ridder, Inc. ..........................       300        15,956
Meredith Corporation..........................     5,750       194,063
Pearson PLC ADR...............................       975        30,628
The E.W. Scripps Company -- Class A...........     4,000       197,000
The New York Times Company -- Class A.........       600        23,700
The News Corporation Limited ADR..............       650        35,425
The Walt Disney Company*......................     1,850        71,803
The Washington Post Company -- Class B........       300       143,400
Time Warner, Inc. ............................       200        15,200
Tribune Company...............................       525        18,375
United News and Media PLC ADR.................       975        27,117
Viacom, Inc. -- Class B*......................     1,410        96,144
                                                            ----------
                                                             1,098,848
                                                            ----------
MISCELLANEOUS -- 1.4%
Kansas City Southern Industries, Inc. ........       200        17,737
Lockheed Martin Corporation...................       400         9,925
The Boeing Company............................       400        16,725
                                                            ----------
                                                                44,387
                                                            ----------
PROPERTY/CASUALTY INSURANCE -- 7.3%
Cincinnati Financial Corporation..............       600        18,863
Fidelity National Financial, Inc. ............     6,900       126,356
Wesco Financial Corporation...................       400        82,000
                                                            ----------
                                                               227,219
                                                            ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                 SHARES        VALUE
-----------------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 3.8%
Forest City Enterprises, Inc. -- Class A......       100    $    3,338
Newhall Land & Farming Company................       200         5,300
Trizec Hahn Corporation.......................     1,800        32,175
Vornado Operating, Inc.*......................       100           775
Vornado Realty Trust..........................     2,200        76,450
                                                            ----------
                                                               118,038
                                                            ----------
TOTAL COMMON STOCK (cost $2,149,530)..........               2,139,491
                                                            ----------
                                                PRINCIPAL
    VARIABLE RATE DEMAND NOTES** -- 29.0%        AMOUNT
-----------------------------------------------------------------------
American Family, 6.3060%......................  $144,472       144,472
Firstar Bank, NA, 6.4238%.....................   144,135       144,135
General Mills, Inc., 6.2788%..................   151,645       151,645
Sara Lee Corporation, 6.2738%.................   162,617       162,617
Wisconsin Corporate Central Credit Union,
  6.3438%.....................................   147,038       147,038
Wisconsin Electric Power Company, 6.3060%.....   153,221       153,221
                                                            ----------
TOTAL VARIABLE RATE DEMAND NOTES (cost
  $903,128)...................................                 903,128
                                                            ----------
TOTAL INVESTMENTS -- 97.8% (COST
  $3,052,658).................................               3,042,619
OTHER ASSETS IN EXCESS OF LIABILITIES --
  2.2%........................................                  69,280
                                                            ----------
TOTAL NET ASSETS -- 100.0%....................              $3,111,899
                                                            ==========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.
ADR -- American Depository Receipts.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited)

          COMMON STOCKS -- 94.2%               SHARES         VALUE
-----------------------------------------------------------------------
BIOMEDICAL -- 38.1%
Amgen, Inc.*...............................      34,000    $ 2,388,500
AVAX Technologies, Inc.*...................      50,000        453,125
Biogen, Inc.*..............................      23,000      1,483,500
Biomira, Inc.*.............................      31,000        284,812
Bio-Technology General Corporation*........      29,000        382,437
Cell Genesys, Inc.*........................       1,225         34,300
Cell Pathways, Inc.*.......................       5,000        117,500
Chiron Corporation*........................      35,000      1,662,500
Coulter Pharmaceutical, Inc.*..............       2,000         41,000
EntreMed, Inc.*............................       5,000        149,687
Genentech, Inc.*...........................      12,240      2,105,280
Genzyme Corporation*.......................      34,000      2,020,875
Genzyme Molecular Oncology*................      15,000        208,125
Human Genome Sciences, Inc.*...............       6,500        866,937
IDEC Pharmaceuticals Corporation*..........      20,000      2,346,250
ILEX Oncology, Inc.*.......................      17,000        599,250
ImClone Systems Incorporated*..............         825         63,061
Immunex Corporation*.......................      17,000        840,438
Lexicon Genetics Incorporated*.............       7,500        257,813
Medarex, Inc.*.............................       2,000        169,000
Millennium Pharmaceuticals, Inc.*..........       7,148        799,683
NeoRx Corporation*.........................      27,000        509,625
Onyx Pharmaceuticals, Inc.*................       4,500         55,688
Progenics Pharmaceuticals, Inc.*...........       1,200         17,100
Ribozyme Pharmaceuticals, Inc.*............       3,500         90,344
SuperGen, Inc.*............................       3,500        126,875
Targeted Genetics Corporation*.............      22,000        327,250
Transkaryotic Therapies, Inc.*.............       1,000         36,750
Tularik, Inc.*.............................       1,000         29,500
Vical Incorporated*........................       2,500         48,125
                                                           -----------
                                                            18,515,330
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                               SHARES         VALUE
-----------------------------------------------------------------------
MEDICAL LABS/TESTING SERVICES -- 3.0%
IMPATH, Inc.*..............................      27,000    $ 1,464,750
                                                           -----------
PHARMACEUTICALS -- 52.8%
Abbott Laboratories........................      30,000      1,336,875
ALZA Corporation*..........................      50,000      2,956,250
American Home Products Corporation.........      14,000        822,500
AstraZeneca Group PLC ADR..................      28,000      1,302,000
Aventis S.A. ADR...........................      23,000      1,668,937
BioChem Pharma, Inc.*......................      23,000        566,375
Bristol-Myers Squibb Company...............      30,000      1,747,500
Corixa Corporation*........................      14,000        601,125
Elan Corporation PLC ADR*..................      13,935        674,976
Eli Lilly and Company......................      18,000      1,797,750
Glaxo Wellcome PLC ADR.....................       9,000        520,313
Johnson & Johnson..........................      11,000      1,120,625
MedImmune, Inc.*...........................      22,500      1,665,000
Merck & Co., Inc...........................      18,000      1,379,250
MGI Pharma, Inc.*..........................      19,000        546,547
Novartis AG ADR............................      20,000        800,000
Pfizer, Inc................................      37,000      1,776,000
Pharmacia & Upjohn, Inc....................      22,539      1,164,985
Roche Holding AG ADR.......................      10,500      1,025,417
Schering-Plough Corporation................      33,000      1,666,500
SmithKline Beecham PLC ADR.................       8,500        554,094
                                                           -----------
                                                            25,693,019
                                                           -----------
THERAPEUTICS -- 0.3%
Theragenics Corporation*...................      14,000        119,875
                                                           -----------
TOTAL COMMON STOCK (cost $37,205,340)......                 45,792,974
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

              RIGHTS -- 0.0%                   SHARES         VALUE
-----------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 0.0%
Elan Corporation, PLC*# (cost $0)..........      31,000    $    15,500
                                                           -----------
                                              PRINCIPAL
   VARIABLE RATE DEMAND NOTES** -- 5.5%        AMOUNT
-----------------------------------------------------------------------
American Family, 6.3060%...................  $  394,104        394,104
Firstar Bank, NA, 6.4238%..................   1,849,810      1,849,810
General Mills, Inc., 6.2788%...............     100,000        100,000
Sara Lee Corporation, 6.2738%..............     304,583        304,583
Wisconsin Corporate Central Credit Union,
  6.3438%..................................      11,538         11,538
Wisconsin Electric Power Company,
  6.3060%..................................       7,504          7,504
                                                           -----------
TOTAL VARIABLE RATE DEMAND NOTES (cost
  $2,667,539)..............................                  2,667,539
                                                           -----------
TOTAL INVESTMENTS -- 99.7% (COST
  $39,872,879).............................                 48,476,013
OTHER ASSETS IN EXCESS OF LIABILITIES --
  0.3%.....................................                    153,166
                                                           -----------
TOTAL NET ASSETS -- 100.0%.................                $48,629,179
                                                           ===========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.
ADR -- American Depository Receipts.
# Contingent value right (contingent upon profitability of company).

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MIDDLE EAST GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited)

              COMMON STOCKS -- 47.2%                 SHARES      VALUE
------------------------------------------------------------------------

                  EGYPT -- 7.0%
------------------------------------------------------------------------
BREWERY -- 4.2%
Al Ahram Beverages Company, S.A.E. GDR*...........      700    $ 12,023
                                                               --------
FINANCE -- INVESTMENT BANKING -- 2.8%
EFG-Hermes Holding, S.A.E. GDR....................    2,400       7,860
                                                               --------
  Total Egypt.....................................               19,883
                                                               --------

                 ISRAEL -- 30.9%
------------------------------------------------------------------------
APPAREL MANUFACTURERS -- 3.8%
Delta-Galil Industries, Ltd.......................      250       5,418
Delta-Galil Industries, Ltd. ADR..................      250       5,429
                                                               --------
                                                                 10,847
                                                               --------
CABLE TV -- 2.8%
Matav-Cable Systems Media, Ltd. ADR...............      200       8,013
                                                               --------
DIVERSIFIED OPERATIONS -- 3.3%
The Israel Land Development Company, Ltd. ADR.....      300       9,413
                                                               --------
ELECTRONIC COMPONENTS -- 1.0%
Elron Electronic Industries Limited...............       50       1,841
RADA Electronic Industries Limited*...............      600         919
                                                               --------
                                                                  2,760
                                                               --------
INVESTMENT COMPANIES -- 12.2%
Clal, Ltd.........................................      400      17,506
Discount Investment Corporation...................      300      16,972
                                                               --------
                                                                 34,478
                                                               --------
MEDICAL -- DRUGS -- 3.4%
Teva Pharmaceutical Industries, Ltd. ADR..........      175       9,702
                                                               --------
SATELLITE TELECOMMUNICATIONS -- 1.9%
Gilat Satellite Networks, Ltd.*...................       75       5,203
                                                               --------
TELECOMMUNICATION EQUIPMENT -- 1.3%
Orckit Communications, Ltd.*......................      125       3,766
                                                               --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MIDDLE EAST GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                     SHARES      VALUE
------------------------------------------------------------------------
VENTURE CAPITAL -- 1.2%
Eshed Robotec Limited* (acquired 3/20/2000, cost
  $5,953).........................................      539    $  3,234
                                                               --------
  Total Israel....................................               87,416
                                                               --------

                 LEBANON -- 4.6%
------------------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 4.6%
SOLIDERE -- Class B...............................    1,745      13,088
                                                               --------
  Total Lebanon...................................               13,088
                                                               --------

              UNITED STATES -- 4.7%
------------------------------------------------------------------------
BIOMEDICAL -- 4.7%
Bio-Technology General Corporation*...............    1,000      13,187
                                                               --------
  Total United States.............................               13,187
                                                               --------
TOTAL COMMON STOCK (cost $149,210)................              133,574
                                                               --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MIDDLE EAST GROWTH PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                    PRINCIPAL
      VARIABLE RATE DEMAND NOTES** -- 13.3%          AMOUNT       VALUE
-------------------------------------------------------------------------
American Family, 6.3060%..........................   $7,075     $  7,075
Chase Manhattan Bank, 4.1562%.....................       10           10
Firstar Bank, NA, 6.4238%.........................    2,193        2,193
General Mills, Inc., 6.2788%......................    7,075        7,075
Sara Lee Corporation, 6.2738%.....................    7,075        7,075
Wisconsin Corporate Central Credit Union,
  6.3438%.........................................    7,075        7,075
Wisconsin Electric Power Company, 6.3060%.........    7,074        7,074
                                                                --------
TOTAL VARIABLE RATE DEMAND NOTES (cost $37,577)...                37,577
                                                                --------
TOTAL INVESTMENTS -- 60.5% (COST $186,787)........               171,151
OTHER ASSETS IN EXCESS OF LIABILITIES -- 39.5%....               111,844
                                                                --------
TOTAL NET ASSETS -- 100.0%........................              $282,995
                                                                ========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.
ADR -- American Depository Receipts.
GDR -- Global Depository Receipts.
r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited)

              COMMON STOCKS -- 79.9%                 SHARES      VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 3.2%
Radio Unica Corporation*..........................    1,000    $  7,000
                                                               --------
BANKS -- 11.9%
Crusader Holding Corporation*.....................    1,000       8,000
Ipswich Bancshares, Inc...........................    1,000       7,938
Richmond County Financial Corporation.............      500       9,562
                                                               --------
                                                                 25,500
                                                               --------
BEVERAGES -- 5.1%
Vermont Pure Holdings, Ltd.*......................    3,000      10,875
                                                               --------
CONSUMER PRODUCTS -- 7.5%
Cone Mills Corporation*...........................    1,000       6,188
Snap-on Incorporated..............................      200       5,325
Velcro Industries N.V. ...........................      400       4,525
                                                               --------
                                                                 16,038
                                                               --------
DIVERSIFIED OPERATIONS -- 7.1%
Mark IV Industries, Inc...........................      600      12,525
PICO Holdings, Inc.*..............................      200       2,812
                                                               --------
                                                                 15,337
                                                               --------
FINANCIAL SERVICES -- 2.2%
BKF Capital Group, Inc............................      300       4,763
                                                               --------
FOODS -- 15.3%
Aurora Foods, Inc.................................    3,000      12,000
Flowers Industries, Inc...........................      450       8,971
Interstate Bakeries Corporation...................      400       5,600
Tasty Baking Company..............................      500       6,406
                                                               --------
                                                                 32,977
                                                               --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                     SHARES      VALUE
------------------------------------------------------------------------
INFRASTRUCTURE -- 5.1%
Global Light Telecommunications, Inc.*............    1,000    $ 10,938
                                                               --------
LEISURE/TOYS -- 2.7%
JAKKS Pacific, Inc.*..............................      400       5,900
                                                               --------
NETWORKING PRODUCTS -- 3.9%
Stratos Lightwave, Inc.*..........................      300       8,363
                                                               --------
RETAIL -- 11.7%
Haverty Furniture Companies, Inc..................    1,000       8,500
SkopKo Stores, Inc................................      400       6,150
The Pep Boys -- Manny, Moe & Jack.................    1,000       6,000
Urban Outfitters, Inc.*...........................      500       4,406
                                                               --------
                                                                 25,056
                                                               --------
SUPPLY EQUIPMENT -- 4.2%
Capstone Turbine Corporation*.....................      200       9,012
                                                               --------
TOTAL COMMON STOCK (cost $165,529)................              171,759
                                                               --------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited) -- (Continued)

                                                    PRINCIPAL
      VARIABLE RATE DEMAND NOTES** -- 18.3%          AMOUNT       VALUE
-------------------------------------------------------------------------
American Family, 6.3060%..........................   $6,558     $  6,558
Firstar Bank, NA, 6.4238%.........................    6,558        6,558
General Mills, Inc., 6.2788%......................    6,558        6,558
Sara Lee Corporation, 6.2738%.....................    6,558        6,558
Wisconsin Corporate Central Credit Union,
  6.3438%.........................................    6,558        6,558
Wisconsin Electric Power Company, 6.3060%.........    6,558        6,558
                                                                --------
TOTAL VARIABLE RATE DEMAND NOTES (cost $39,348)...                39,348
                                                                --------
TOTAL INVESTMENTS -- 98.2% (COST $204,877)........               211,107
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.8%.....                 3,862
                                                                --------
TOTAL NET ASSETS -- 100.0%........................              $214,969
                                                                ========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO
 Portfolio of Investments -- June 30, 2000 (Unaudited)

                                             PRINCIPAL
     SHORT-TERM INVESTMENTS -- 291.1%         AMOUNT         VALUE
----------------------------------------------------------------------
DISCOUNT NOTES -- 62.1%
Federal Home Loan Mortgage Corporation
  6.5000%, 7/03/00 (cost $7,011,526)......  $ 7,014,000   $  7,011,526
                                                          ------------
INVESTMENT COMPANIES -- 0.9%
Firstar U.S. Government Money Market Fund
  (cost $97,155)..........................       97,155         97,155
                                                          ------------
REPURCHASE AGREEMENTS -- 228.1%
Repurchase Agreement with Firstar Bank
  4.2500%, dated 6/30/00, due 7/03/00
  collateralized by Government National
  Mortgage Association, valued at
  $40,000,000 Repurchase proceeds of
  $25,740,113 (cost $25,731,000)..........   25,731,000     25,731,000
                                                          ------------
TOTAL SHORT-TERM INVESTMENTS (COST
  $32,839,681)............................                  32,839,681
                                                          ------------
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (191.1%)................................                 (21,559,763)
                                                          ------------
TOTAL NET ASSETS -- 100.0%................                $ 11,279,918
                                                          ============

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Options Written -- June 30, 2000 (Unaudited)

                                                    CONTRACTS    VALUE
-----------------------------------------------------------------------
CALL OPTIONS WRITTEN
About.com, Inc.
  Expiring July 2000 at $35.00....................      2,000   $ 4,750
Advanced Radio Telecom Corporation
  Expiring November 2000 at $17.50................      2,000     5,500
CMGI, Inc.
  Expiring July 2000 at $55.00....................      2,000     1,750
Intuit, Inc.
  Expiring July 2000 at $40.00....................      2,000     6,250
UnitedGlobalCom, Inc.
  Expiring July 2000 at $45.00....................      2,000     8,250
                                                                -------
Total call options written (premium $40,804)......               26,500
PUT OPTIONS WRITTEN
Catalina Marketing Corporation
  Expiring November 2000 at $90.00................      2,000     8,000
Getty Images, Inc.
  Expiring October 2000 at $35.00.................      2,000    10,000
IDT Corporation
  Expiring September 2000 at $30.00...............      2,000     3,625
Safeguard Scientifics, Inc.
  Expiring August 2000 at $35.00..................      2,000    10,000
TV Guide, Inc.
  Expiring July 2000 at $30.00....................      2,000     2,625
                                                                -------
Total put options written (premium $35,305).......               34,250
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED
  $76,109)........................................              $60,750
                                                                =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET INFRASTRUCTURE PORTFOLIO
 Portfolio of Options Written -- June 30, 2000 (Unaudited)

                                                     CONTRACTS   VALUE
-----------------------------------------------------------------------
PUT OPTIONS WRITTEN
RCN Corporation
  Expiring September 2000 at $25.00................      1,000   $3,688
                                                                 ------
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $3,940)...              $3,688
                                                                 ======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2000 (Unaudited)

                                                             THE INTERNET      THE INTERNET
                                            THE INTERNET    EMERGING GROWTH   INFRASTRUCTURE
                                             PORTFOLIO         PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*.................  $  911,017,895     $10,661,655      $18,745,964
  Short-term investments of collateral
    received for securities loaned.......     241,427,320       2,766,600        3,303,395
  Cash...................................      22,979,175              --          669,421
  Dividends and interest receivable......         298,742          13,179           21,610
  Receivable for investments sold........       7,234,566          80,322               --
  Other assets...........................          62,120             643            1,193
                                           --------------     -----------      -----------
      Total assets.......................   1,183,019,818      13,522,399       22,741,583
                                           --------------     -----------      -----------
LIABILITIES:
  Written options, at value**............          60,750              --            3,688
  Payables for collateral received for
    securities loaned....................     241,427,320       2,766,600        3,303,395
  Payable to Adviser.....................         974,925          11,325           20,406
  Payable for investments purchased......       4,318,221         213,507          295,039
  Accrued expenses and other
    liabilities..........................          99,049          17,910           10,583
                                           --------------     -----------      -----------
      Total liabilities..................     246,880,265       3,009,342        3,633,111
                                           --------------     -----------      -----------
    Net assets...........................  $  936,139,553     $10,513,057      $19,108,472
                                           ==============     ===========      ===========
 * Cost of investments...................  $  895,053,662     $16,578,437      $24,544,354
                                           ==============     ===========      ===========
** Premiums received.....................  $       76,109     $        --      $     3,940
                                           ==============     ===========      ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2000 (Unaudited)

                                             THE INTERNET    THE INTERNET
                                             GLOBAL GROWTH   NEW PARADIGM   THE MEDICAL
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*...................   $22,260,871     $3,042,619    $48,476,013
  Short-term investments of collateral
    received for securities loaned.........     6,905,946        284,914     13,274,860
  Cash.....................................            --        117,832        192,800
  Dividends and interest receivable........        18,332          5,330         16,311
  Receivable for investments sold..........            --         30,516             --
  Other assets.............................         2,798             46          1,154
                                              -----------     ----------    -----------
      Total assets.........................    29,187,947      3,481,257     61,961,138
                                              -----------     ----------    -----------
LIABILITIES:
  Payables for collateral received for
    securities loaned......................     6,905,946        284,914     13,274,860
  Payable to Adviser.......................        23,294          3,281         44,148
  Payable for investments purchased........            --         75,782             --
  Accrued expenses and other liabilities...       344,572          5,381         12,951
                                              -----------     ----------    -----------
      Total liabilities....................     7,273,812        369,358     13,331,959
                                              -----------     ----------    -----------
    Net assets.............................   $21,914,135     $3,111,899    $48,629,179
                                              ===========     ==========    ===========
 * Cost of investments.....................   $29,827,373     $3,052,658    $39,872,879
                                              ===========     ==========    ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 June 30, 2000 (Unaudited)

                                                              THE SMALL CAP     THE KINETICS
                                           THE MIDDLE EAST    OPPORTUNITIES   GOVERNMENT MONEY
                                           GROWTH PORTFOLIO     PORTFOLIO     MARKET PORTFOLIO
----------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*.................      $171,151         $211,107        $32,839,681
  Cash...................................       128,026           20,812                 --
  Dividends and interest receivable......           196              244              3,491
  Other assets...........................            --               --              8,473
  Prepaid expenses.......................            --               --                 --
                                               --------         --------        -----------
      Total assets.......................       299,373          232,163         32,851,645
                                               --------         --------        -----------
LIABILITIES:
  Payable to Adviser.....................           275              187             16,854
  Payable for investments purchased......         8,100            9,223         21,540,066
  Accrued expenses and other
    liabilities..........................         8,003            7,784             14,807
                                               --------         --------        -----------
      Total liabilities..................        16,378           17,194         21,571,727
                                               --------         --------        -----------
    Net assets...........................      $282,995         $214,969        $11,279,918
                                               ========         ========        ===========
 * Cost of investments...................      $186,787         $204,877        $32,839,681
                                               ========         ========        ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 From April 28, 2000, (date of inception) through June 30, 2000 (Unaudited)

                                                            THE INTERNET      THE INTERNET
                                          THE INTERNET        EMERGING       INFRASTRUCTURE
                                            PORTFOLIO     GROWTH PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+............................  $     134,487     $     1,727       $     5,494
  Interest*.............................        733,409          25,700            38,604
                                          -------------     -----------       -----------
      Total investment income...........        867,896          27,427            44,098
                                          -------------     -----------       -----------
EXPENSES:
  Investment advisory fees..............      1,976,415          22,733            40,854
  Administration fee....................        158,113           1,819             3,268
  Audit fees............................         26,805           2,892             2,977
  Custodian fees and expenses...........         27,975           3,175             2,987
  Directors' fees and expenses..........         17,568             114               178
  Fund accounting fees..................         14,555           3,853             3,919
  Legal fees............................         17,056             132               206
                                          -------------     -----------       -----------
      Net expenses......................      2,238,487          34,718            54,389
                                          -------------     -----------       -----------
NET INVESTMENT LOSS.....................     (1,370,591)         (7,291)          (10,291)
                                          -------------     -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) on sale of
    investments.........................      3,493,103         (62,427)         (645,401)
  Net change in unrealized depreciation
    of investments and foreign
    currency............................    (88,396,245)       (823,082)       (1,309,630)
  Net change in unrealized appreciation
    of written options..................         15,359              --               252
                                          -------------     -----------       -----------
Net loss on investments.................    (84,887,783)       (885,509)       (1,954,779)
                                          -------------     -----------       -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $ (86,258,374)    $  (892,800)      $(1,965,070)
                                          =============     ===========       ===========
*Interest Income Includes Security
  Lending Income of:....................  $     107,675     $     1,115       $     2,067
                                          =============     ===========       ===========
+Net of Foreign Taxes Withheld of:......  $       1,770     $        18       $        --
                                          =============     ===========       ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 From April 28, 2000, (date of inception) through June 30, 2000 (Unaudited)

                                              THE INTERNET    THE INTERNET
                                              GLOBAL GROWTH   NEW PARADIGM   THE MEDICAL
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+................................   $ 1,055,653     $   1,794     $   41,744
  Interest*.................................        17,167         8,598         11,896
                                               -----------     ---------     ----------
      Total investment income...............     1,072,820        10,392         53,640
                                               -----------     ---------     ----------
EXPENSES:
  Investment advisory fees..................        46,383         6,549         84,748
  Administration fee........................         3,711           524          6,780
  Audit fees................................         3,032         2,778          3,708
  Custodian fees and expenses...............         4,000         1,169          4,624
  Directors' fees and expenses..............           219            29            398
  Fund accounting fees......................         5,481         3,907          3,692
  Legal fees................................           253            34            434
                                               -----------     ---------     ----------
      Net expenses..........................        63,079        14,990        104,384
                                               -----------     ---------     ----------
NET INVESTMENT INCOME (LOSS)................     1,009,741        (4,598)       (50,744)
                                               -----------     ---------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on sale of
    investments.............................      (382,551)     (344,468)        32,423
  Net change in unrealized appreciation
    (depreciation) of investments and
    foreign currency........................    (1,875,875)      324,180      8,131,948
                                               -----------     ---------     ----------
Net gain (loss) on investments..............    (2,258,426)      (20,288)     8,164,371
                                               -----------     ---------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................   $(1,248,685)    $ (24,886)    $8,113,627
                                               ===========     =========     ==========
*Interest Income Includes Security Lending
  Income of:................................   $     4,849     $      79     $    1,999
                                               ===========     =========     ==========
+Net of Foreign Taxes Withheld of:..........   $     2,092     $      29     $    2,596
                                               ===========     =========     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 From April 28, 2000, (date of inception) through June 30, 2000 (Unaudited)

                                                              THE SMALL CAP     THE KINETICS
                                           THE MIDDLE EAST    OPPORTUNITIES   GOVERNMENT MONEY
                                           GROWTH PORTFOLIO     PORTFOLIO     MARKET PORTFOLIO
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+.............................      $    519         $    228          $     --
  Interest*..............................           443              508           368,266
                                               --------         --------          --------
      Total investment income............           962              736           368,266
                                               --------         --------          --------
EXPENSES:
  Investment advisory fees...............           543              390            30,400
  Administration fee.....................            44               31             6,080
  Audit fees.............................         2,743            2,742             3,043
  Custodian fees and expenses............         1,342            1,063             1,063
  Directors' fees and expenses...........             3                2               227
  Fund accounting fees...................         3,908            3,510             7,417
  Legal fees.............................             3                2               100
                                               --------         --------          --------
      Net expenses.......................         8,586            7,740            48,330
                                               --------         --------          --------
NET INVESTMENT INCOME (LOSS).............        (7,624)          (7,004)          319,936
                                               --------         --------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized loss on sale of
    investments..........................       (22,100)          (2,506)               --
  Net change in unrealized appreciation
    of investments and foreign
    currency.............................        23,830           10,657                --
                                               --------         --------          --------
Net gain on investments..................         1,730            8,151                --
                                               --------         --------          --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............      $ (5,894)        $  1,147          $319,936
                                               ========         ========          ========
*Interest Income Includes Security
  Lending Income of:.....................      $     --         $     --          $     --
                                               ========         ========          ========
+Net of Foreign Taxes Withheld of:.......      $    177         $     --          $     --
                                               ========         ========          ========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS
 From April 28, 2000, (date of inception) through June 30, 2000 (Unaudited)

                                                             THE INTERNET      THE INTERNET
                                            THE INTERNET    EMERGING GROWTH   INFRASTRUCTURE
                                             PORTFOLIO         PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss....................  $   (1,370,591)    $    (7,291)     $   (10,291)
  Net realized gain (loss) on sale of
    investments..........................       3,493,103         (62,427)        (645,401)
  Net change in unrealized depreciation
    of investments, options and foreign
    currency.............................     (88,380,886)       (823,082)      (1,309,378)
                                           --------------     -----------      -----------
      Net decrease in net assets
        resulting from operations........     (86,258,374)       (892,800)      (1,965,070)
                                           --------------     -----------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from contributions............   1,675,570,552      12,422,725       22,247,830
  Fair value of withdrawals..............    (653,172,625)     (1,016,868)      (1,174,288)
                                           --------------     -----------      -----------
      Net increase in net assets
        resulting from beneficial
        interest transactions............   1,022,397,927      11,405,857       21,073,542
                                           --------------     -----------      -----------
  Total increase in net assets...........     936,139,553      10,513,057       19,108,472
NET ASSETS:
  Beginning of period....................              --              --               --
  End of period..........................  $  936,139,553     $10,513,057      $19,108,472
                                           ==============     ===========      ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS
 From April 28, 2000, (date of inception) through June 30, 2000 (Unaudited)

                                           THE INTERNET    THE INTERNET
                                          GLOBAL GROWTH    NEW PARADIGM   THE MEDICAL
                                            PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)..........  $    1,009,741   $    (4,598)   $   (50,744)
  Net realized gain (loss) on sale of
    investments.........................        (382,551)     (344,468)        32,423
  Net change in unrealized appreciation
    (depreciation) of investments,
    options and foreign currency........      (1,875,875)      324,180      8,131,948
                                          --------------   -----------    -----------
      Net increase (decrease) in net
        assets resulting from
        operations......................      (1,248,685)      (24,886)     8,113,627
                                          --------------   -----------    -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from contributions...........      25,164,987     3,370,031     46,734,396
  Fair value of withdrawals.............      (2,002,167)     (233,246)    (6,218,844)
                                          --------------   -----------    -----------
      Net increase in net assets
        resulting from beneficial
        interest transactions...........      23,162,820     3,136,785     40,515,552
                                          --------------   -----------    -----------
  Total increase in net assets..........      21,914,135     3,111,899     48,629,179
NET ASSETS:
  Beginning of period...................              --            --             --
  End of period.........................  $   21,914,135   $ 3,111,899    $48,629,179
                                          ==============   ===========    ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS
 From April 28, 2000, (date of inception) through June 30, 2000 (Unaudited)

                                                                            THE KINETICS
                                          THE MIDDLE EAST   THE SMALL CAP   GOVERNMENTAL
                                              GROWTH        OPPORTUNITIES   MONEY MARKET
                                             PORTFOLIO        PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)..........     $ (7,624)        $ (7,004)     $     319,936
  Net realized loss on sale of
    investments.........................      (22,100)          (2,506)                --
  Net change in unrealized appreciation
    of investments, options and foreign
    currency............................       23,830           10,457                 --
                                             --------         --------      -------------
      Net increase (decrease) in net
        assets resulting from
        operations......................       (5,894)           1,147            319,936
                                             --------         --------      -------------
NET INCREASE IN NET ASSETS RESULTING
  FROM BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from contributions...........      348,564          291,696        567,849,111
  Fair value of withdrawals.............      (59,675)         (77,874)      (556,889,129)
                                             --------         --------      -------------
      Net increase in net assets
        resulting from beneficial
        interest transactions...........      288,889          213,822         10,959,982
                                             --------         --------      -------------
  Total increase in net assets..........      282,995          214,969         11,279,918
NET ASSETS:
  Beginning of period...................           --               --                 --
  End of period.........................     $282,995         $214,969      $  11,279,918
                                             ========         ========      =============

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS
 June 30, 2000 (Unaudited)

The accompanying notes are an integral part of this financial statement.

1.   ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Infrastructure Portfolio, The Internet Global Growth Portfolio, The Internet New Paradigm Portfolio, The Medical Portfolio, The Middle East Growth Portfolio, The Small Cap Opportunities Portfolio, and The Kinetics Government Money Market Portfolio (the "Master Portfolios"). Pursuant to the 1940 Act, the Master Portfolios are "non-diversified" series of the Trust. Each of the Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the funds based on the fund's proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests in equity securities engaged in a broad range of Internet-related activities. The Internet Emerging Growth Portfolio invests in equity securities of small and medium capitalization companies engaged in business of the Internet and Internet-related activities. The Internet New Paradigm Portfolio invests in equity securities engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet. The Internet Global Growth Portfolio invests in equity securities of foreign and U.S. companies engaged in business of the Internet and Internet-related activities. The Internet New Paradigm Portfolio invests in equity securities of U.S. and foreign companies that the Advisor believes are well positioned to reduce their costs, extend the research of their distribution channels and experience significant growth in revenues as a result of

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

increased involvement in, or growth of, the Internet. The Medical Portfolio invests in equity securities engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Middle East Growth Portfolio invests in equity securities of foreign companies domiciled in the Middle East region of the globe and U.S. companies engaged in significant business activities in the Middle East. The Small Cap Opportunities Portfolio invests in equity securities of small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments, by the U.S. Government, its agencies or instrumentalities.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m., Eastern time on the day the valuation is made. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss form the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the daily rates of

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect or changes in foreign exchange rates arising from trade date and settlement date differences.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At the end of the period, The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio and The Middle East Growth Portfolio owned investment securities with an aggregate market value of $270,000, $270,000 and $3,234, respectively, which are unregistered and thus restricted as to resale. The restricted securities of The Internet Emerging Growth Portfolio, The Internet Global Growth Portfolio and The Middle East Growth Portfolio represent 2.6%, 1.2% and 1.1%, respectively, of the net assets of each Master Portfolio.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the payments of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Master Portfolios,

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

depending on the nature of the expenditure. All expenses accrued at the Master Portfolio are allocated to the Funds based on their proportionate interest in the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will be taxed on its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

3.   INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Advisor"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Advisor for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Advisor at a rate of 0.50% of the Master Portfolio's average daily net assets.

The Advisor also serves as administrator to the Master Portfolios. Under an Administrative Services Agreement with the Trust on behalf of the Master Portfolios, the Advisor receives an annual administration fee equal to 0.10% of each Master Portfolio's average daily net assets from which the Advisor will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Master Portfolios by Firstar. During the period from April 28, 2000

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

(commencement of operations of the Master Portfolios) through June 30, 2000 The Internet Portfolio, The Internet Emerging Growth Portfolio, The Internet Infrastructure Portfolio, The Internet Global Growth Portfolio, The Internet New Paradigm Portfolio, The Medical Portfolio, The Middle East Growth Portfolio, The Small Cap Opportunities Portfolio and The Kinetics Government Money Market Portfolio incurred expenses of $158,113, $1,819, $3,268, $3,711, $524, $6,780,
$44, $31, and $6,080, respectively, pursuant to the Administration Services Agreement.

4.   SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the period from April 28, 2000 (commencement of operations of the Master Portfolios) through June 30, 2000 were as follows:

                                      PURCHASES                    SALES
                               ------------------------   ------------------------
                                  U.S.                       U.S.
                               GOVERNMENT      OTHER      GOVERNMENT      OTHER
                               ----------   -----------   ----------   -----------
The Internet Portfolio.......   --          $51,622,330    --          $86,197,234
The Internet Emerging Growth
  Portfolio..................   --          $   882,459    --          $   738,232
The Internet Infrastructure
  Portfolio..................   --          $ 2,138,303    --          $ 2,111,322
The Internet Global Growth
  Portfolio..................   --          $ 1,534,571    --          $ 2,482,915
The Internet New Paradigm
  Portfolio..................   --          $   991,782    --          $ 1,639,962
The Medical Portfolio........   --          $ 1,074,023    --          $    32,423
The Middle East Growth
  Portfolio..................   --          $    29,834    --          $    28,855
The Small Cap Opportunities
  Portfolio..................   --          $    91,665    --          $    10,200
The Kinetics Government Money
  Market Portfolio...........   --                   --    --                   --

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

As of June 30, 2000, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                       NET        APPRECIATED     DEPRECIATED
                                   APPRECIATION    SECURITIES     SECURITIES
                                   ------------   ------------   -------------
The Internet Portfolio...........  $14,151,072    $171,395,468   $(157,244,396)
The Internet Emerging Growth
  Portfolio......................  $(5,941,095)   $    287,925   $  (6,229,020)
The Internet Infrastructure
  Portfolio......................  $(5,798,138)   $    300,876   $  (6,099,014)
The Internet Global Growth
  Portfolio......................  $(7,566,502)   $    484,742   $  (8,051,244)
The Internet New Paradigm
  Portfolio......................  $   (10,572)   $    114,006   $    (124,578)
The Medical Portfolio............  $ 8,603,134    $ 10,508,427   $  (1,905,293)
The Middle East Growth
  Portfolio......................  $   (15,636)   $      5,972   $     (21,608)
The Small Cap Opportunities
  Portfolio......................  $     6,230    $     18,465   $     (12,235)
The Kinetics Government Money
  Market Portfolio...............           --              --              --

At June 30, 2000, the cost of investments for federal income tax purposes was $896,806,073, $16,602,750, $24,540,414, $29,827,373, $3,053,191, $39,872,879,
$186,787, $204,877 and $32,839,681 for the Internet, Emerging, Infrastructure, Global, New Paradigm, Medical, Middle East, Small Cap and Government, respectively. Any differences between book and tax are due primarily to wash losses.

At December 31, 1999, Internet had accumulated net realized capital loss carryovers of $45,360,004 expiring in 2007. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

For the period from April 28, 2000 through June 30, 2000 The Internet Portfolio and The Internet Infrastructure Portfolio wrote the following options:

                                               NUMBER      PREMIUM
                                            OF CONTRACTS   AMOUNT
                                            ------------   -------
THE INTERNET PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....         --           --
Options Written...........................     20,000      $76,109
Options Terminated........................         --           --
                                               ------      -------
Outstanding at the End of Period..........     20,000      $76,109
THE INTERNET INFRASTRUCTURE PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....         --           --
Options Written...........................      1,000      $ 3,940
Options Terminated........................         --           --
                                               ------      -------
Outstanding at the End of Period..........      1,000      $ 3,940

5.   PORTFOLIO SECURITIES LOANED

As of June 30, 2000, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Advisor. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The value of the securities on loan and the value of the related collateral were as follows:

                                             SECURITIES     COLLATERAL
                                            ------------   ------------
The Internet Portfolio....................  $241,427,320   $246,255,866
The Internet Emerging Growth Portfolio....  $  2,766,600   $  2,821,932
The Internet Infrastructure Portfolio.....  $  3,303,395   $  3,369,463
The Internet Global Growth Portfolio......  $  6,905,946   $  7,044,065
The Internet New Paradigm Portfolio.......  $    284,914   $    290,612
The Medical Portfolio.....................  $ 13,274,860   $ 13,540,357

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 June 30, 2000 (Unaudited)

6.   SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios for the period from April 28, 2000, commencement of operations, to June 30, 2000 were as follows:

                                                       THE INTERNET      THE INTERNET
                                       THE INTERNET   EMERGING GROWTH   INFRASTRUCTURE
                                        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                       ------------   ---------------   --------------
Ratio to average net assets:
  Expenses*..........................      1.42%            1.91%            1.66%
  Net investment income*.............     (0.87%)          (0.40%)          (0.22%)
Portfolio turnover rate..............         9%              14%              21%

    -------------------
    * Annualized.

                                       THE INTERNET    THE INTERNET
                                       GLOBAL GROWTH   NEW PARADIGM   THE MEDICAL
                                         PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       -------------   ------------   -----------
Ratio to average net assets:
  Expenses*..........................       1.70%          2.86%          1.54%
  Net investment income*.............      27.21%         (0.88%)        (0.75%)
Portfolio turnover rate..............         12%            75%             0%

    -------------------
    * Annualized.

                                                                     THE KINETICS
                                       THE MIDDLE    THE SMALL CAP    GOVERNMENT
                                       EAST GROWTH   OPPORTUNITIES   MONEY MARKET
                                        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       -----------   -------------   ------------
Ratio to average net assets:
  Expenses*..........................     19.44%         26.31%          0.79%
  Net investment income*.............    (17.27%)       (23.95%)         5.26%
Portfolio turnover rate..............        34%            12%           N/A

    -------------------
    * Annualized.

                                Kinetics Mutual
                                  Funds, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                              INVESTMENT ADVISER,
                          SHAREHOLDER SERVICING AGENT
                               AND ADMINISTRATOR
                        Kinetics Asset Management, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                              Farmington, CT 06032

                               SUB-ADMINISTRATOR,
                              FUND ACCOUNTANT AND
                                 TRANSFER AGENT
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                               Firstar Bank, N.A.
                            615 East Michigan Street
                              Milwaukee, WI 53202

                       THIS MATERIAL MUST BE PRECEDED OR
                          ACCOMPANIED BY A PROSPECTUS.